N-2	Aug. 28, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001649363
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-255521
Investment Company Act File Number	811-23079
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	6
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	23
Entity Registrant Name	ABS Long/Short Strategies Fund
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	299-2000
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Institutional Shares	A Shares
Sales Load (1) (as a percentage of offering price)	None	5.00%
(1)	The Fund has engaged the Distributor to assist it in selling Shares in the Fund. The Distributor may enter into agreements with one or more Selling Agents. Selling Agents typically receive the sales load with respect to the Shares purchased by their Shareholders. The Distributor does not receive any portion of the sales load. Investments in A Shares are sold subject to a maximum sales load of up to 5.00%. The Selling Agents may, in their sole discretion, reduce or waive the sales load. Shareholders should direct any questions regarding sales loads to the relevant Selling Agent. The Adviser may pay a fee out of its own resources to Selling Agents. Selling Agents also may charge an investor a fee for their services in conjunction with an investment in the Fund and/or maintenance of investor accounts. Such a fee will be in addition to any fees charged or paid by the Fund and is not the Fund expense, and thus not reflected above. Shareholders should direct any questions regarding any such fees to the relevant Selling Agent. No sales load will be charged on purchases of Institutional Shares.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (as a percentage of average net assets)
Management Fees	1.00%	1.00%
Distribution and Service Fee (2)	0.25%	1.00%
Other Expenses (3)	0.28%	0.28%
Acquired Fund Fees and Expenses (4)	5.88%	5.88%
Total Annual Fund Operating Expenses (5)	7.41%	8.16%
Fee Waiver and/or Expense Reimbursement (5)	(0.12)%	(0.12)%
Net Expenses(5)	7.29%	8.04%
(2)	In consideration for distribution and personal services provided to Shareholders, the Fund pays to the Distributor or a designee a monthly fee based on the month-end net assets of the Fund over the course of the applicable quarter in the amount of 1.00% (on an annualized basis) of the month-end net assets of A Shares and 0.25% (on an annualized basis) of the month-end net assets of Institutional Shares, payable monthly in arrears. The Adviser may pay from its own resources compensation to the Selling Agents or RIAs in connection with sale of Shares or servicing of investors. These arrangements may result in receipt by the Selling Agents and their personnel (who themselves may receive all or a substantial part of the relevant payments) of compensation in excess of that which otherwise would have been paid in connection with their sale of shares of a different investment fund. A prospective investor with questions regarding these arrangements may obtain additional detail by contacting the Selling Agent directly. Prospective investors also should be aware that these payments could create incentives on the part of a Selling Agent to view the Fund more favorably relative to investment funds not making payments of this nature or making smaller such payments.
(3)	“Other Expenses” are estimated based on the estimated expenses for the current fiscal year. “Other Expenses” do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”). For more information about the Limitation Agreement, please see Footnote 5 below.
(4)	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Fees and expenses of Portfolio Funds are based on the Portfolio Funds’ historic fees and expenses. Generally, fees payable to an Investment Manager are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Portfolio Fund’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Portfolio Funds held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
(5)	Under the Limitation Agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to Institutional Shares and A Shares to 1.35% and 2.10%), excluding the following: taxes: interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Limitation Agreement provides for the Adviser’s recoupment of expenses reimbursed, including the Fund’s organizational and offering costs, and/or fees reduced for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares or A Shares, as applicable in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The Limitation Agreement will continue until August 31, 2027 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the Limitation Agreement prior to August 31, 2027. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination; provided that no reimbursement of expenses will occur more than three (3) years following the date such reimbursement or reduction was made.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that: (1) you invest $1,000 in the Fund; (2) your investment has a 5% return each year; (3) operating expenses and net expenses remain as stated in the previous table except to reflect the completion of the amortization of offering costs; and (4) all income dividends and capital gains distributions are reinvested in additional Institutional Shares or A Shares, as applicable, at the NAV per Share. The one and three-year example and the first through the third year of the five and ten-year example are based on net operating expenses, which reflect recoupment of waived fees and/or expenses reimbursed by the Fund’s Adviser. The examples for A Shares include the expenses resulting from the imposition of a 5% sales load. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$76	$213	$348	$657
A Shares	$125	$271	$407	$713

Other Expenses, Note [Text Block]	“Other Expenses” are estimated based on the estimated expenses for the current fiscal year. “Other Expenses” do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”).
Acquired Fund Fees and Expenses, Note [Text Block]	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Fees and expenses of Portfolio Funds are based on the Portfolio Funds’ historic fees and expenses. Generally, fees payable to an Investment Manager are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Portfolio Fund’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Portfolio Funds held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets. A full market cycle is a peak-to-peak period that includes a recession and a price decline of at least 20% from the previous market peak, followed by a rebound that establishes a new, higher peak.

An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective.

The Fund’s investment objective is non-fundamental and may be changed by the Board.

PRINCIPAL INVESTMENT STRATEGIES

Portfolio Funds

To achieve its investment objective, the Fund, under normal circumstances, invests its assets pursuant to equity long/short strategies through investments in Portfolio Funds. While the Portfolio Funds may be organized within and outside the U.S., no Portfolio Fund is expected to be registered under the 1940 Act.

Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the Equity Securities (or the equivalent thereof) of U.S. and foreign issuers. Foreign issuers may be organized in or may operate in emerging markets. An emerging market is a nation’s economy that is progressing toward becoming advanced, as shown by some liquidity in local debt and equity markets and the existence of some form of market exchange and regulatory body.

A Portfolio Fund takes a “long” position in an equity security when it purchases the security with an expectation that the security will increase in value. A “short” position is created when a Portfolio Fund borrows an equity security from a third party and sells the security based on the expectation that its value will decline. A Portfolio Fund may profit on a short sale if it can return the borrowed security by purchasing the security in the market at a price lower than that at which the security was sold short.

These long and short positions are created by purchasing and selling short specific Equity Securities or groups of Equity Securities. Investment Managers may utilize a variety of investment approaches and techniques to implement their long/short equity strategies including the following Long/Short Equity Techniques. The techniques referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Investment Managers’ utilization of any such techniques.

Directional Trading Approach: The directional trading approach attempts to capitalize on increases and declines in the values of Equity Securities in response to economic and political changes such as changes in interest rates, exchange rates, liquidity and political leadership.

Event Driven Approach: The event driven approach attempts to take advantage of the effect of events on the value of Equity Securities by purchasing Equity Securities whose value is expected to increase due to an anticipated event and by selling short Equity Securities whose value is expected to decrease due to an anticipated event. Equity Securities subject to this strategy may include distressed companies (e.g., companies whose Equity Securities are available at a reduced price but are expected to be worth more after emergence from bankruptcy or upon liquidation) and companies subject to potential mergers as well as companies initiating spin offs, restructurings and recapitalizations.

Fundamental Long/Short Approach: The fundamental long/short approach involves the purchase of Equity Securities or groups of Equity Securities that are undervalued and the selling short of such securities that are overvalued.

Relative Value Approach: The relative value approach involves the purchase and selling short of Equity Securities or groups of Equity Securities to capitalize on a mispricing relative to each other or based on historic norms.

An Investment Manager may apply approaches similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities.

The Investment Managers may also utilize a variety of investment styles (e.g., growth/value, small cap/large cap) and may focus on specific sectors (e.g. financials, healthcare, telecommunications), regions (e.g. U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement their long/short equity strategies. The Portfolio Funds in the aggregate provide the Fund with market exposure that may be net short or net long.

While the Portfolio Funds primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other Equity Securities such as preferred stocks, convertible securities and warrants to implement their equity long/short strategies. A Portfolio Fund may also invest in Fixed Income Securities on an opportunistic basis.

Derivatives. While a Portfolio Fund generally implements its long/short strategies by investing directly or selling short Equity and Fixed Income Securities, a Portfolio Fund may use derivatives, typically: (1) options on Equity Securities, Indices, and currencies; (2) futures on Indices; and (3) total return swaps involving one or a basket of Equity Securities, to create synthetic exposure to these Indices/securities for the purposes of increasing portfolio profitability or hedging against certain long/short strategy risks, including short selling risk.

A Portfolio Fund may also invest in forward foreign currency contracts (each a “forward contract”) to protect against or speculate on the fluctuation of various currencies.

Options. An option contract is a bilateral agreement that permits, but does not obligate, the purchaser, in return for a premium paid to the writer (seller) of the option, to buy an asset from (in the case of a call option) or sell an asset to (in case of a put option) the writer (seller) at the Strike Price on or before the expiration date of the contract. An Investment Manager may purchase a call option or write (sell) a put option on Equity Securities, Indices or currencies if the Investment Manager expects the value of the Equity Securities, Indices or currencies to increase during the term of the option. Alternatively, an Investment Manager may purchase a put option or write (sell) a call option on Equity Securities, Indices or currencies if the Investment Manager expects the market value of the Equity Securities, Indices or currencies to decrease during the term of the option.

A Portfolio Fund may close out a call or put written on an Equity Security, Index or currency by purchasing a call or put, respectively, on the same Equity Security, Index or currency, as applicable, with the same Strike Price and expiration date. To close out a position as a purchaser of an option on an Equity Security, Index or currency, a Portfolio Fund may sell the option previously purchased, although the Portfolio Fund could exercise the option should it deem it advantageous to do so. If the Strike Price of a call option is less than the value of the underlying Equity Security, Index or currency or the Strike Price of a put option thereon exceeds the value of the underlying Equity Security, Index or currency, the purchaser may exercise the option. If exercised, options on Equity Securities or currencies will settle upon the delivery of those securities or currencies to the option purchaser. Index options will settle in cash and the purchase receives a cash amount from the seller equal to the difference between the Strike Price and the closing price of the Index, multiplied by a factor (typically $100), on the date of exercise.

Forward Contracts. A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, the seller may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the seller makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets into the currency. A purchaser may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, the purchaser will realize a gain or a loss.

Futures. A futures contract is a bilateral agreement where one party agrees to accept delivery/purchase an asset (a long position), and the other party agrees to make delivery/sell the asset (a short position), as called for in the contract, on a specified date and at the Settlement Price. A futures contract on an Index involves the delivery of an amount of cash equal to a specified dollar amount (e.g. $500 for S&P 500 futures) times the difference between the Index value at the close of trading of the contract and the price at which the futures contract was originally struck. An Investment Manager may take a long position in a futures contract if the Investment Manager expects the value of the Index to increase during the term of the contract. Alternatively, an Investment Manager may take a short position in a futures contract if the Investment Manager expects the market value of the Index to decrease during the term of the contract. Futures contracts settle in cash on the Settlement Date. Generally, futures contracts are closed out prior to their expiration date. A Portfolio Fund may elect to close a futures position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Swap Agreements. Swap agreements are individually negotiated bilateral contracts created to gain exposure to a variety of different types of investments or market factors. In a total return swap on Equity Securities, the Payor sells to the Receivor an amount equal to all cash flows from and price appreciation on the Equity Securities during the term of the agreement in return for a payment based on a fixed or floating rate and an amount equal to any depreciation on the Equity Securities during the term of the agreement. A Portfolio Fund may elect to participate in a total return swap as “Receivor” if the Investment Manager expects the underlying Equity Securities to increase in value in an amount greater that the fixed rate to be paid under the agreement. Alternatively, a Portfolio Fund may elect to participate in a total return swap as “Payor” if the Investment Manager expects the underlying Equity Securities to decline in value during the term of the agreement but to increase in value over the long term.

Other Investments. Because a Portfolio Fund is not registered under the 1940 Act and its governing documents typically do not impose significant investment restrictions, the Portfolio Fund may also, without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial instruments including but not limited to those described above.

Portfolio Funds Selection Process

Initial Due Diligence. It is the responsibility of the Adviser to: (1) identify Investment Managers and the Portfolio Funds in which the Fund will invest; and (2) determine the percentage of Fund assets to be allocated to each Portfolio Fund.

The Adviser selects Portfolio Funds based upon, among other things, the experience, style and expertise of their Investment Managers. The Adviser seeks Portfolio Funds with Investment Managers of the highest degree of ethical standards, professionalism, and integrity and focuses on those that utilize qualitative research (i.e., collection of information through meetings with issuer executives) as opposed to screens of historical performance to identify potential investment opportunities. The Adviser understands that the continued success of yesterday’s successful Portfolio Fund is dependent upon the Investment Manager’s personnel and their competitive edge, “drive” or even motivation to work. Therefore, the Adviser focuses on the “human” aspect of an Investment Manager’s business in evaluating the viability of the Fund’s investment in a prospective new Portfolio Fund (each a “Prospect Fund”). In addition to the Investment Manager’s investment process and personnel, the Adviser may consider the following criteria to evaluate an investment in a Prospect Fund:

●	intangible characteristics of the Investment Manager, including the degree of risk associated with an Investment Manager’s objectives and strategies and the Investment Manager’s ability to react dynamically to fluid situations;

●	the degree to which a specific Investment Manager complements and balances the portfolio of the current portfolio of the Fund, or correlates to the strategies employed by the Investment Managers of the Portfolio Funds comprising the Fund’s investment portfolio;

●	the amount of the Investment Manager’s own capital that is managed similarly to the Portfolio Fund;

●	the length of time the Investment Manager has been associated with the Portfolio Fund;

●	the outlook for the strategy employed by the Investment Manager;

●	potential conflicts of interest between the Investment Manager, the Portfolio Fund, and the Fund and its service providers;

●	the volatility of the investment results of the Portfolio Fund;

●	the liquidity of an investment in the Portfolio Fund;

●	the liquidity of the investments of the Portfolio Fund;

●	the degree of correlation or non-correlation between the performance of the Portfolio Fund and that of the market;

●	the degree to which the Investment Manager employs leverage; and

●	the fees associated with an investment in the Portfolio Fund.

No single criterion listed above is determinative and certain investments may be made irrespective of the failure of the Investment Manager to meet all of the criteria listed above. Additionally, certain of the above criteria may be emphasized over others in the selection of a Prospect Fund. In an effort to optimize the Fund’s investment program, the Adviser may allocate a portion of the Fund’s assets to Portfolio Funds which lack historical track records but which, in the judgment of the Adviser, offer investment potential.

Prior to allocating Fund assets to a Prospect Fund, the Adviser analyzes the Prospect Fund’s investment strategies, the instruments utilized to implement these strategies, and how the instruments are expected to perform under various market conditions without emphasis on past performance. To minimize investment risk, the Adviser also analyzes the expected impact among and between the investment strategies of the Prospect Fund and those of the Portfolio Funds currently comprising the Fund’s investment portfolio under various market conditions. Additionally, each Prospect Fund is assessed as a “going concern” and not pursuant to past performance. Finally, quantitative analysis is employed to confirm the viability of a Prospect Fund prior to investment. The Adviser’s quantitative analysis of a Prospect Fund includes an evaluation of historical returns relative to historical exposure to certain regions, sectors and market capitalization of issuers.

Prior to investing in a Prospect Fund, the Adviser will evaluate the operations and controls of the Investment Manager. This due diligence typically includes a review of the Investment Manager’s investment process, operational and accounting environment as well as its relationships with key service providers such as custodians, prime brokers and independent administrators.

Ongoing Due Diligence. The Adviser regularly monitors data provided by the Investment Managers, including performance, portfolio statistics and financial reports. The Adviser may decrease or eliminate the Fund’s investment in a Portfolio Fund or add new Portfolio Funds for various reasons. For example, the Adviser may decrease or eliminate the Fund’s investment in a Portfolio Fund due to: (1) the identification of a new investment opportunity; (2) a change in the Portfolio Fund’s investment strategy or economic environment; (3) poor performance; or (4) a change in focus or excessive growth of the Investment Manager.

Since Portfolio Funds are generally illiquid and may only be redeemed at certain times, changes to the Fund’s allocation to one or more Portfolio Funds will generally be made when additional investment proceeds are received by the Fund or when selecting investments to liquidate to fund the repurchase of Shares, which may be periodically approved by the Board to provide limited liquidity to shareholders. The Adviser also takes into account liquidation fees that may be imposed by a Portfolio Fund when implementing changes to portfolio asset allocations amongst the Portfolio Funds. Generally, in order to avoid and/or limit the generation of these liquidation penalties, the Adviser expects to implement allocation adjustments upon receipt of additional investment proceeds by the Fund and/or by first liquidating interests in Portfolio Funds that are no longer subject to liquidation fees (i.e., interests held by the Fund beyond the lock-up/gate periods).

Investment Limitations Related to Portfolio Funds

The Adviser typically will not invest more than 20% of the Fund’s assets in any one Portfolio Fund (measured at the time of investment).

In addition, the Fund will limit its investment in any one Portfolio Fund to less than 5% of that Portfolio Fund’s outstanding voting securities to avoid 1940 Act prohibitions on affiliated transactions. The Fund may, however, purchase non-voting securities of Portfolio Funds or waive its voting rights with respect to interests held in Portfolio Funds.

Waivers of voting rights typically will be effected by means of a written agreement with the relevant Portfolio Fund pursuant to which the Fund automatically waives any voting rights it may hold subject to certain requirements. Determinations of whether the Fund will waive its voting rights are made by the Adviser as part of the investment process. The Adviser will make a determination whether foregoing the right to vote is consistent with its fiduciary duty as an investment adviser to the Fund. When deciding to forego or waive voting rights, the Adviser will only consider the interests of the Fund.

As a general matter, unlike public corporations or registered investment companies, the Portfolio Funds in which the Fund may invest provide their investors with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of Portfolio Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a Portfolio Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its shareholders from investing in non-voting securities.

Exemption from Registration as a Commodity Pool Operator. Pursuant to a claim for exemption and related no action relief specific to fund of funds under the rules of the Commodity Futures Trading Commission (the “CFTC”), neither the Fund nor the Adviser are deemed to be a commodity pool operators under the Commodity Exchange Act. As a result, neither the Fund nor the Adviser is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act (“Exemption”).

The Fund does not intend to invest in Commodity Contracts directly. If the CFTC amends the Exemption to modify or eliminate the applicability of the Exemption to fund of fund products, the Fund and the Adviser will consider other available exemptions or the Adviser will register as a commodity pool operator.

Borrowing/Leverage

The Portfolio Funds may engage in various forms of leverage. Leverage can be employed in a variety of ways including using margin (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy securities), selling short securities, using derivatives and participating in other forms of direct and indirect borrowing. If a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed and leverage may result in a Portfolio Fund controlling more assets than the Portfolio Fund has equity. A Portfolio Fund’s returns will increase if the Portfolio Fund earns a greater return on investments purchased with borrowed funds than the cost of borrowing such funds.

The Portfolio Funds may also borrow money for non-leverage purposes including: (1) satisfying periodic redemptions; (2) paying fees and expenses; and (3) making investments in anticipation of the receipt of subscription funds.

Cash and Cash Equivalents

The Fund may invest in cash and cash equivalents pending investments in Portfolio Funds and to: (1) satisfy periodic offers to repurchase Fund Shares when and if authorized by the Board; and (2) pay fees and expenses.

The Fund may not achieve its investment objective when holding cash and cash equivalents.

Risk Factors [Table Text Block]

PRINCIPAL RISKS

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of investing in Portfolio Funds does not imply that an investment in the Fund is low risk or without risk. No guarantee or representation is or can be made that the Fund will achieve its investment objective. Investors should carefully consider the risks involved in an investment in the Fund, including but not limited to those discussed below.

In considering an investment in the Fund, prospective investors should read the entire Prospectus and consult their independent financial, tax and legal advisers, and should be aware of the risk factors prior to acquiring Fund Shares.

The principal risks of the Fund may adversely affect the Fund’s performance.

The principal risks referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure to any of these risks.

●

Market Risk

The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, tariffs, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. An example includes the pandemic risks related to the outbreak of COVID-19 and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks contributed to increased volatility, severe losses and liquidity constraints in many markets, and may continue to adversely affect the Fund’s investments and operations. Another example is the outbreak of hostilities between Russia and Ukraine. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood, and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration and future impact of the Russia-Ukraine conflict is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance. Tensions in the Middle East and the ongoing threat of an expansive war is yet another example.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic or armed hostilities could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

●

Portfolio Fund Risk

The Fund’s investment in the Portfolio Funds subjects shareholders to the following investment risks and may result in a decline in the value of the Portfolio Funds. The risks referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in the Portfolio Funds, to any of these risks.

Borrowing Risk (For Non-Leverage Purposes). As a creditor, a third-party lender has a first priority claim on any cash and assets held by a Portfolio Fund. In the event that a credit facility utilized by a Portfolio Fund is terminated by the third-party lender, the Portfolio Fund may be required to liquidate investments and be forced to sell investments at unfavorable prices in order to repay outstanding borrowings. The rights of creditors to the assets of a debtor are senior to those of equity investors. Since the Fund is an equity investor in a Portfolio Fund, any Fund claims are inferior to those of debt holders, if any.

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Portfolio Fund may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by small capitalized companies whose stock prices may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which may decrease the Portfolio Fund’s return.

Currency Risk. Instruments denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies. An increase in the value of the U.S. dollar compared to other currencies will reduce the effect of increases and magnify the effect of decreases in the value of foreign currencies and in the prices of instruments denominated in foreign currencies or that provide exposure to foreign currencies. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on non-U.S. dollar securities.

Distressed Securities Risk. An investment in distressed securities is speculative because issuers of these securities may be in transition, out of favor, financially leveraged, troubled or potentially troubled and may be or have recently been involved in taking strategic actions, restructurings, bankruptcy reorganizations or liquidations. An issuer’s default in its payment obligations may also result in a decline in the value of the issuer’s securities.

Emerging Markets Risk. In addition to the risks applicable to foreign investments, emerging markets are generally more volatile and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

Equity Securities Risk. The value of Equity Securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The Equity Securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the Equity Securities of smaller companies at an acceptable price, especially during periods of market volatility.

Fixed Income Securities Risk. Changes in interest rates may reduce the value of Fixed Income Securities. The longer the duration of a Fixed Income Security, the more its value typically declines in response to increases in interest rates. The value of a Fixed Income Security may also decline if an issuer defaults or if its credit quality deteriorates. In addition, the value of a Fixed Income Security may also fluctuate as a result of the market’s perception of the creditworthiness of the issuer as well as the liquidity of the fixed income market.

High yield Fixed Income Securities or “junk bonds” are considered to be speculative by major credit rating agencies, have a much greater degree of default on payments of principal and/or interest and tend to be more volatile and less liquid than higher-rated securities with similar maturities.

As interest rates decline, issuers may pre-pay fixed rate securities forcing investors to replace those securities with lower interest rates, thus reducing performance.

Foreign Investment Risk. Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions. Foreign investments may also be subject to withholding or other taxes on dividends, interest, capital gains or other income. Foreign investments may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There may be less publicly available information about a foreign issuer than about a U.S. issuer, and accounting, auditing and financial reporting standards and requirements may not be comparable. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S. For example, some foreign exchanges, in contrast to domestic exchanges, are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a contract and not of an exchange or clearing corporation. In such a case, a Portfolio Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts.

Forward Contract Risk. The investment in forward contracts includes a number of risks including: (1) forward contract markets are generally not regulated; (2) there are generally no limitations on forward transactions although a Portfolio or its counterparties may limit the size and duration of positions for credit risk reasons; (3) participants in the forward markets are not required to make continuous markets for such contracts; and (4) forward contract markets are “principals’ markets” in which performance is the responsibility of the counterparty and not an exchange or clearing house. Consequently, a counterparty may refuse to perform on a forward contract. Forward contracts are also not guaranteed by an exchange or clearing house and therefore a non-settlement or default on a contract would deprive a Portfolio Fund of unrealized profits or force it to cover its commitment to purchase and resell, if any, at the current market price.

Futures Risk. The price of an Index or currency futures contract can be highly volatile and is dictated by a variety of factors including the value of the Index or currency, the Settlement Price, the time remaining until the expiration date of the futures contract, the volatility of the Index or currency, and with respect to a currency, the volatility of the exchange rate between that currency and the U.S. dollar.

There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of Index or currency futures. If a Portfolio Fund invests in Index or currency futures at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the futures may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index or currency futures do not offset losses incurred by the Portfolio Fund on other portfolio investments.

Changes in the liquidity of futures (i.e. due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the futures. It is also possible that the Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. If Index futures cannot be closed out timely due to illiquid secondary markets, losses may result.

A small investment in a futures contract may have a large impact on the performance of a Portfolio Fund as a futures contract may result in losses in excess of amounts invested. The buyer of an Index or currency future will suffer losses, which are theoretically unlimited, as the value of the underlying Index or currency declines. The seller of an Index or currency future will suffer losses, which also are theoretically unlimited, as the value of the Index or currency increases. Because of low margin deposits normally required to participate in futures position, an extremely high level of leverage is typical. As a result, a relatively small price movement in an Index or currency futures contract may result in substantial losses to a Portfolio Fund. The market for Index futures may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of the Index futures.

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. It may not be possible for an Investment Manager to hedge against a change or event at a price sufficient to protect a Portfolio Fund’s assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. The success of hedging transactions is dependent on an Investment Manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by a Portfolio Fund. Unanticipated changes in the markets or events being hedged or the non-occurrence of events being hedged against may result in a poorer performance by the Portfolio Fund than in the absence of the implementation of a hedging strategy. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit Portfolio Fund losses.

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer. These factors may contribute to substantial price volatility for such investments. The limited number of securities available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant positions without an unfavorable effect on prevailing market prices. In addition, some companies participating in an initial public offering are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income.

Leverage Risk. The use of leverage by a Portfolio Fund can substantially increase the adverse impact of the risks of investing in the Portfolio Fund and can result in substantial losses to the Portfolio Fund. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Portfolio Fund’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

In an unsettled credit environment, an Investment Manager may find it difficult or impossible to obtain leverage and a Portfolio Fund may not be able to successfully implement its long/short equity strategy without leverage. In addition, the termination of a loan or line of credit on short notice by the lender could result in premature liquidations of investment positions at prices below what the Investment Manager deems to be fair value for the positions.

Liquidity Risk. A Portfolio Fund may invest a portion of the value of its total assets in restricted securities (e.g., securities that maybe sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time such Portfolio Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, such Portfolio Fund might obtain a less favorable price than the price that prevailed when such Portfolio Fund decided to sell.

Portfolio Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in Portfolio Funds, the Fund may receive securities that are illiquid or difficult to value.

Long/Short Equity Techniques Risk. The success of a long/short equity strategy is contingent upon an Investment Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with the highest probability of failure (short positions). Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the Equity Securities utilized to implement the strategy.

Investment Managers may utilize the following Long/Short Equity Techniques, the risks of which are summarized below. These risks are listed alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in the Portfolio Funds, to any of these risks.

Directional Trading Approach Risk. The success of the Directional Trading Approach is contingent upon an Investment Manager’s ability to predict the effect of economic and political changes on the valuation of Equity Securities and to successfully implement long or short equity positions in those securities based on such predictions. If the Investment Manager’s prediction regarding the effect of economic and political changes on Equity Securities is incorrect, a substantial loss may result.

Event Driven Approach Risk. The success of the Event Driven Approach is contingent upon an Investment Manager’s ability to timely identity potential corporate events and to successfully implement long and short equity positions based on the impact that such events will have on the underlying issuers. If a predicted corporate event does not occur or does not have the impact predicted, a substantial loss may occur.

Fundamental Long/Short Approach Risk. The success of the Fundamental Long/Short Approach is contingent upon an Investment Manager’s ability to correctly determine the valuation of an issuer’s Equity Securities and to successfully implement long or short equity positions in those securities based on perceived future price movements of such securities. If the Investment Manager’s perception of an equity’s valuation or its future price is incorrect, a substantial loss may result.

Relative Value Approach Risk. The success of the Relative Value Approach is contingent upon an Investment Manager’s ability to identify pricing discrepancies amongst Equity Securities or groups of Equity Securities and to successfully implement long and short equity positions based on such discrepancies. If perceived pricing discrepancies do not materialize or if the Investment Manager fails to correctly exploit the pricing discrepancies, a substantial loss may result.

It is expected that an Investment Manager may apply approaches similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities. Those approaches will involve investment risks similar to those associated with the Long/Short Equity Techniques.

Options Risk. The price of an option on Equity Securities, Indices and currencies can be highly volatile and is dictated by a variety of factors including the value of the underlying assets, the Strike Price, the time remaining until the expiration date of the option and the volatility of the underlying assets. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of an option. If a Portfolio Fund invests in options at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the options may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the options do not offset losses incurred by the Portfolio Fund.

A small investment in an option may have a large impact on the performance of a Portfolio Fund as an option may result in losses in excess of amounts invested. The buyer of call and put option risks losing the entire premium paid to purchase the options. The seller (writer) of a call option assumes the risk of a theoretical unlimited increase in the market value of the underlying assets above the Strike Price. The seller (writer) of a call option assumes the risk of a theoretical unlimited increase in the market value of the underlying asset above the Strike Price. The seller (writer) of a put option assumes the risk of a theoretical unlimited decline in the market value of the underlying asset below the Strike Price.

The market for options may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of options. If options cannot be closed out timely due to illiquid secondary markets, losses may result.

Short Selling Risk. The sale of a borrowed security, if uncovered, may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited.

Swap Agreements Risk. The price of a total return swap on an Equity Security or basket of Equity Securities can be highly volatile and is dictated by a variety of factors including the value of Equity Securities, the expected total return to be paid to the Receivor, fluctuations in interest rates, the volatility of the Equity Securities, and the creditworthiness of the participants. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of such swaps

Each Participant’s investment in the swap is subject to the Equity Risk associated with a direct investment in the Equity Securities. Since the Receivor is obligated to pay the Payor an amount equal to the decline in the value of the Equity Securities during the agreement’s term, the Receivor assumes the risk of a theoretical unlimited decrease in the market value of the securities. Similarly, since the Payor is obligated to pay the Receivor an amount based on the increase in the value of the Equity Securities during the agreement’s term, the Payor assumes the risk of a theoretical unlimited increase in the market value of the securities.

Participation in a swap agreement also involves counterparty risk and payments owed to a Portfolio Fund may be delayed or not made consistent with the terms of the swap agreement due to financial issues experienced by a counterparty. If a counterparty to a swap agreement defaults, a Portfolio Fund’s only recourse is to pursue contractual remedies against the counterparty which may be unsuccessful.

If the Receivor is paying a floating rate, the Receivor’s payment will increase as interest rates increase and the amount due to the Payor will decrease as interest rates decrease.

Turnover Risk. The turnover rate within a Portfolio Fund may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Portfolio Funds.

●

Fund of Funds Structure Risk

Generally, the Portfolio Funds are not registered as investment companies under the 1940 Act. Accordingly, the Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. The following additional risks are relevant to the Fund’s implementation of the fund of funds structure. These additional risks are listed alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure to any of these risks.

Control Risk. The Adviser does not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Portfolio Fund. A Portfolio Fund may fail to pursue its investment objective and strategies and the Portfolio Fund’s strategies may change and it may not use the same trading method in the future that was used to compile performance histories. Investment decisions of the Portfolio Funds are also made independently of each other so that, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Portfolio Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result.

Custody Risk. A Portfolio Fund may not, or may not be required to, custody assets consistent with the requirements of the 1940 Act. Such assets are more likely to be at risk to fraud and loss of assets due to the bankruptcy of financial institutions utilized to hold Portfolio Fund assets.

Expense Layering Risk. In addition to its own expenses, the Fund also bears its allocable share of the costs and expenses of each Portfolio Fund, including its allocable share of the management and incentive compensation paid to an Investment Manager. As a result, the Fund’s investments in the Portfolio Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Portfolio Funds.

Also, each Investment Manager generally is entitled to receive a management fee of between 0.25% and 1.50% and a performance-based allocation, expected to range up to 25% of a Portfolio Fund’s net profits. Each Investment Manager may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Consequently, the Fund may bear its allocable share of substantial incentive compensation paid to certain Investment Managers even during a period when the Fund, overall, is incurring significant losses. In addition, the performance-based allocation that will be received by an Investment Manager may create an incentive for that manager to pursue more risky and speculative strategies than would be the case in the absence of such allocation.

Foreign Organization Risk. The Fund may invest in Portfolio Funds organized outside of the U.S. and these Portfolio Funds may operate under regulatory infrastructures that are less stringent than those governing domestic Portfolio Funds. Further, it may be more difficult or impossible to effect service of process on the Portfolio Funds, enforce judgments against the Portfolio Funds obtained in U.S. courts and based on U.S. securities laws, bring an original action in foreign court to enforce liabilities of the Portfolio Funds based on U.S. securities laws, and to bring claims on behalf of shareholders of the Portfolio Funds.

Implementation Risk. The performance of the Fund depends on the success of the Adviser in selecting Portfolio Funds for investment and the allocation and reallocation of assets among those Portfolio Funds. The performance of the Fund also depends upon the success of the Investment Managers in implementing the long/short equity strategies of the Portfolio Funds.

Limited Voting Rights Risk. If the Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities, it will not be able to vote on matters that require investor approval including matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Liquidity Risk. The Fund’s interests in Portfolio Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial interests (or additional interests) in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents (or in such negotiated “side letter” or similar arrangement as the Adviser may be able to negotiate on behalf of the Fund). Certain Portfolio Funds may: (1) impose lock-up periods or periods during which an investor may not redeem its investment; (2) impose gates or limitations on the size of an investment withdrawal by an individual investor or by investors, collectively during a specific period; and/or (3) assess fees on investment withdrawals. With respect to purchases, the Fund may have to invest some of its assets temporarily in money market securities until it is possible to acquire initial or additional interests in a Portfolio Fund.

Management Risk. The Adviser’s judgment about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Adviser’s investment strategy is subject to risk because Portfolio Funds may have lower and/or more volatile returns than other types of investments. The Adviser’s allocation of assets between Portfolio Funds may not produce the desired returns.

Operational Risk. Certain Portfolio Funds may only employ the services of a limited number of principals and the departure of any one of these principals may adversely affect the success of the funds’ investment strategies. Certain Portfolio Funds are associated with start-up operational risks such as limited operating histories, management with limited business management experience and insufficient resources to implement best practices with respect to the firm’s infrastructure, operational processes or risk management tools.

Transparency Risk. Portfolio Funds typically provide limited portfolio information. A Portfolio Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. While the Adviser in many cases seeks to negotiate arrangements that provide for regular reporting of performance and portfolio data by the Portfolio Funds, at times the only means of obtaining independent verification of performance data will be reviewing the Portfolio Funds’ annual audited financial statements. Absent such negotiated arrangements (or as may otherwise be provided in the Portfolio Funds’ governing documents), Portfolio Funds are not contractually or otherwise obligated to inform their investors, including the Fund, of details surrounding their investment strategies. This may result in a Portfolio Fund using investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. For example, if two or more Portfolio Funds were to invest significantly in the same company or industry, the Fund’s investments could be “concentrated” in the same company or industry without the Adviser having the opportunity to assess the risks of such concentration. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Portfolio Fund as changes to the Portfolio Fund’s strategies and investments change over time.

Valuation Risk. Ordinarily, the Adviser will fair value the Fund’s investment in a Portfolio Fund as of each month-end using the value reported for that date provided by the Portfolio Fund in accordance with procedures established by the Board. Because the valuations of the Portfolio Funds are unaudited (except for those provided for the Portfolio Fund’s fiscal year end), the Adviser will not generally be able to independently confirm the accuracy of the valuations provided by the Portfolio Funds. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation. Revisions to the gain and loss calculations of each Portfolio Fund therefore will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final as to a Portfolio Fund until its annual audit is completed.

Withdrawal Risk. Under extraordinary circumstances, following a withdrawal from a Portfolio Fund, the Fund may be required to return all or a portion of the withdrawal proceeds it received from the Portfolio Fund to such Portfolio Fund if and to the extent required by applicable law or the Portfolio Fund's organizational or offering documents. For instance, if the Portfolio Fund later determines that its NAV was previously misstated and the Fund received withdrawal proceeds in excess of the amount it was entitled to, then, the Fund may be required to return the applicable portion of the withdrawal proceeds to the extent required by applicable law or the Portfolio Fund’s organizational or offering documents. Other circumstances, such as indemnification obligations, could also require the Fund to return the proceeds to a Portfolio Fund.

●

Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. Several Portfolio Funds may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

●

Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase Institutional Shares or A Shares. Repurchases are made at such time, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. Even if the Fund makes a repurchase offer, there is no guarantee that shareholders will be able to redeem all of the Institutional Shares or A Shares they desire to sell. Generally, the maximum number of Institutional Shares or A Shares that will be repurchased by the Fund during any repurchase offer is not expected to have a value that exceeds 25% of the Institutional Shares or A Shares’, as applicable, aggregate NAV as of the repurchase date. Also, if a repurchase offer is oversubscribed, the Fund will only be obligated to repurchase a pro rata portion of the Institutional Shares or A Shares tendered by each shareholder. In order to fund a repurchase offer, the Fund may have to liquidate investments earlier than the Adviser desires and may result in liquidation costs (e.g. redemption fees imposed by Portfolio Funds) and/or losses on investments to the Fund.

Institutional Shares and A Shares are subject to substantial restrictions on transferability and may not be sold, assigned, transferred, conveyed or disposed without the consent of the Board. Shareholders should not expect the Board to grant consents to transfer requests.

There is currently no market for the Institutional Shares or A Shares and it is not contemplated that one will develop. Because a shareholder may be unable to sell its Institutional Shares or A Shares, the shareholder will be unable to reduce its exposure to the Fund on any market downturn. Also, Institutional Shares or A Shares may not be readily acceptable as collateral for a loan.

●

Conflict of Interest Risk

The investment activities of the Adviser and its affiliates for their own accounts and other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. The investment strategy and criteria for the Fund may differ from the investment strategy and criteria for other accounts managed by the Adviser, and there may be circumstances where the Fund is purchasing or selling the same or similar securities opposite other funds managed by the Adviser. The management of multiple accounts may also result in the Adviser devoting unequal time and attention to the management of each account. The Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees and to prioritize the liquidation of investments held by higher paying accounts over lower fee-paying portfolios. The investment management fees paid to the Adviser by the Fund and other accounts may differ thus creating the incentive for the Adviser to favor another account over the Fund in allocating investment opportunities that have limited supply or in the order in which it places orders to redeem identical investments. Certain affiliates of the Investment Managers may be shareholders of the Fund and/or clients in other funds managed by the Adviser, which could present a conflict of interest in the decision to purchase or redeem interests in certain Portfolio Funds.

●

Loss of Investment Risk

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. Past results are not necessarily indicative of the Fund’s future performance.

●

Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the Portfolio Funds in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Portfolio Funds. Limitations on the investment activities of the Fund and the Portfolio Funds may result in the inability of the Fund to pursue its investment objective and strategies.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment, and can bear the financial risks of the investment, including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

●

Cybersecurity Risk

The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

●

Redemption Risk

The Fund may experience periods of redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline. Redemption risk is further heightened in situations where Portfolio Funds impose lock-up periods or periods during which the Fund may not redeem its investment or impose gates or limitations on the size of an investment withdrawal by the Fund during a specific period of time, which may limit the Fund’s ability to liquidate its assets in the Portfolio Funds expeditiously.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund

The Fund is a Delaware statutory trust and is governed by Delaware Statutory Trust Act, 12 Del. Code §§ 3801 et seq., as from time to time amended (the “Delaware Act”). The Certificate of Trust to establish the Fund under the Delaware Act was filed with the Secretary of State of the State of Delaware on June 24, 2015. On September 24, 2015, the Fund filed a Certificate of Amendment to Certificate of Trust to change its name from ABS Global Equity Long/Short Strategies RIC to ABS Long/Short Strategies Fund. The Delaware Act provides a statutory framework for the powers, duties, rights and obligations of the Board and the shareholders.

Shares of Beneficial Interest

The Declaration of Trust authorized the issuance of an unlimited number of shares of beneficial interest, par value $.001 per share. This Prospectus offers the Fund’s Institutional Shares and A Shares. Currently, the Fund offers Founders’ Shares pursuant to a separate prospectus. All distributions will be made ratably among the shareholders according to the number of Shares held of record.

Institutional Shares and A Shares are, when issued, be fully paid and non-assessable, and do not have preemptive rights or rights to elect Trustees based on cumulative voting.

The Trustees have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of any class, to establish and designate and to change in any manner any initial or additional classes and to fix such preferences, voting powers, rights and privileges of class, to divide or combine any classes into a greater or lesser number, to classify or reclassify any issued Shares or any classes into one or more classes of Shares, and to take such other action with respect to the shares as the Trustees may deem desirable.

No shareholder may be called upon for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

Shareholder Voting

Shareholders have the power to vote only: (1) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (2) with respect to a services agreement to the extent required under the 1940 Act; (3) with respect to the termination of the Fund or a class thereof to the extent required by applicable law; and (4) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-Laws or any registration of the Fund as an investment company under the 1940 Act or as the Trustees may consider necessary from time to time.

On any matters submitted to a vote of the shareholders, all Shares of the Fund then entitled to vote are voted in aggregate, except: (1) when required by applicable law, Shares will be voted by class; and (2) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes will be entitled to vote thereon. A shareholder is entitled to one vote for each Share on any matter on which such shareholder is entitled to vote. A shareholder of a class is entitled to a proportionate fractional vote for each fractional Share of such class thereof on any matter on which such shareholder is entitled to vote.

Unless a larger percentage is required by law or the Trustees, one-third (1/3) of the Shares entitled to vote in person or by proxy on a particular matter will be a quorum for the transaction of business at a shareholders’ meeting with respect to that matter. Generally, except when a larger vote is required by law, a majority of the Shares voted in person or by proxy on a particular matter at a meeting at which a quorum is present will decide any questions with respect to that matter and a plurality will elect a Trustee.

Election and Removal of Trustees

The Declaration of Trust provides that the Board may designate the number of Trustees and that Board vacancies may be filled by the remaining Trustees unless otherwise required under the 1940 Act. A Trustee may be removed, with or without cause, at any time by written instrument, signed by a majority of the Trustees prior to such removal or at any meeting of the Fund’s shareholders by vote of the shareholders owning at least two-thirds (2/3) of the outstanding Shares of the Fund.

Amendments to the Declaration of Trust and the By-Laws

Generally, the Trustees may, without shareholder vote, amend the Declaration of Trust. Shareholders however, have the right to vote on any amendment: (1) which would affect their right to vote granted in the Declaration of Trust (Section 6.1 of the Declaration of Trust); (2) to that section of the Declaration of Trust governing the initiation of amendments to the Declaration of Trust (Section 10.6 of the Declaration of Trust); (3) for which such vote is required by law; and (4) submitted to them by the Trustees.

Please refer to the Declaration of Trust and By-Laws for a more complete discussion of the provisions summarized above.

Security Voting Rights [Text Block]

Shareholder Voting

Shareholders have the power to vote only: (1) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (2) with respect to a services agreement to the extent required under the 1940 Act; (3) with respect to the termination of the Fund or a class thereof to the extent required by applicable law; and (4) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-Laws or any registration of the Fund as an investment company under the 1940 Act or as the Trustees may consider necessary from time to time.

On any matters submitted to a vote of the shareholders, all Shares of the Fund then entitled to vote are voted in aggregate, except: (1) when required by applicable law, Shares will be voted by class; and (2) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes will be entitled to vote thereon. A shareholder is entitled to one vote for each Share on any matter on which such shareholder is entitled to vote. A shareholder of a class is entitled to a proportionate fractional vote for each fractional Share of such class thereof on any matter on which such shareholder is entitled to vote.

Unless a larger percentage is required by law or the Trustees, one-third (1/3) of the Shares entitled to vote in person or by proxy on a particular matter will be a quorum for the transaction of business at a shareholders’ meeting with respect to that matter. Generally, except when a larger vote is required by law, a majority of the Shares voted in person or by proxy on a particular matter at a meeting at which a quorum is present will decide any questions with respect to that matter and a plurality will elect a Trustee.

Outstanding Securities [Table Text Block]

Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Registrant for its Account	Amount Outstanding as of July 31, 2026
Founders’ Shares	Unlimited	N/A	2,502,406
Institutional Shares	Unlimited	N/A	None
A Shares	Unlimited	N/A	None

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Market Risk

The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, tariffs, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. An example includes the pandemic risks related to the outbreak of COVID-19 and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks contributed to increased volatility, severe losses and liquidity constraints in many markets, and may continue to adversely affect the Fund’s investments and operations. Another example is the outbreak of hostilities between Russia and Ukraine. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood, and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration and future impact of the Russia-Ukraine conflict is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance. Tensions in the Middle East and the ongoing threat of an expansive war is yet another example.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic or armed hostilities could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

Portfolio Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Portfolio Fund Risk

The Fund’s investment in the Portfolio Funds subjects shareholders to the following investment risks and may result in a decline in the value of the Portfolio Funds. The risks referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in the Portfolio Funds, to any of these risks.

Borrowing Risk (For Non-Leverage Purposes) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing Risk (For Non-Leverage Purposes). As a creditor, a third-party lender has a first priority claim on any cash and assets held by a Portfolio Fund. In the event that a credit facility utilized by a Portfolio Fund is terminated by the third-party lender, the Portfolio Fund may be required to liquidate investments and be forced to sell investments at unfavorable prices in order to repay outstanding borrowings. The rights of creditors to the assets of a debtor are senior to those of equity investors. Since the Fund is an equity investor in a Portfolio Fund, any Fund claims are inferior to those of debt holders, if any.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Portfolio Fund may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by small capitalized companies whose stock prices may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which may decrease the Portfolio Fund’s return.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk. Instruments denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies. An increase in the value of the U.S. dollar compared to other currencies will reduce the effect of increases and magnify the effect of decreases in the value of foreign currencies and in the prices of instruments denominated in foreign currencies or that provide exposure to foreign currencies. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on non-U.S. dollar securities.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Securities Risk. An investment in distressed securities is speculative because issuers of these securities may be in transition, out of favor, financially leveraged, troubled or potentially troubled and may be or have recently been involved in taking strategic actions, restructurings, bankruptcy reorganizations or liquidations. An issuer’s default in its payment obligations may also result in a decline in the value of the issuer’s securities.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks applicable to foreign investments, emerging markets are generally more volatile and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk. The value of Equity Securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The Equity Securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the Equity Securities of smaller companies at an acceptable price, especially during periods of market volatility.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. Changes in interest rates may reduce the value of Fixed Income Securities. The longer the duration of a Fixed Income Security, the more its value typically declines in response to increases in interest rates. The value of a Fixed Income Security may also decline if an issuer defaults or if its credit quality deteriorates. In addition, the value of a Fixed Income Security may also fluctuate as a result of the market’s perception of the creditworthiness of the issuer as well as the liquidity of the fixed income market.

High yield Fixed Income Securities or “junk bonds” are considered to be speculative by major credit rating agencies, have a much greater degree of default on payments of principal and/or interest and tend to be more volatile and less liquid than higher-rated securities with similar maturities.

As interest rates decline, issuers may pre-pay fixed rate securities forcing investors to replace those securities with lower interest rates, thus reducing performance.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk. Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions. Foreign investments may also be subject to withholding or other taxes on dividends, interest, capital gains or other income. Foreign investments may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There may be less publicly available information about a foreign issuer than about a U.S. issuer, and accounting, auditing and financial reporting standards and requirements may not be comparable. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S. For example, some foreign exchanges, in contrast to domestic exchanges, are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a contract and not of an exchange or clearing corporation. In such a case, a Portfolio Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts.

Forward Contract Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Contract Risk. The investment in forward contracts includes a number of risks including: (1) forward contract markets are generally not regulated; (2) there are generally no limitations on forward transactions although a Portfolio or its counterparties may limit the size and duration of positions for credit risk reasons; (3) participants in the forward markets are not required to make continuous markets for such contracts; and (4) forward contract markets are “principals’ markets” in which performance is the responsibility of the counterparty and not an exchange or clearing house. Consequently, a counterparty may refuse to perform on a forward contract. Forward contracts are also not guaranteed by an exchange or clearing house and therefore a non-settlement or default on a contract would deprive a Portfolio Fund of unrealized profits or force it to cover its commitment to purchase and resell, if any, at the current market price.

Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Futures Risk. The price of an Index or currency futures contract can be highly volatile and is dictated by a variety of factors including the value of the Index or currency, the Settlement Price, the time remaining until the expiration date of the futures contract, the volatility of the Index or currency, and with respect to a currency, the volatility of the exchange rate between that currency and the U.S. dollar.

There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of Index or currency futures. If a Portfolio Fund invests in Index or currency futures at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the futures may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index or currency futures do not offset losses incurred by the Portfolio Fund on other portfolio investments.

Changes in the liquidity of futures (i.e. due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the futures. It is also possible that the Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. If Index futures cannot be closed out timely due to illiquid secondary markets, losses may result.

A small investment in a futures contract may have a large impact on the performance of a Portfolio Fund as a futures contract may result in losses in excess of amounts invested. The buyer of an Index or currency future will suffer losses, which are theoretically unlimited, as the value of the underlying Index or currency declines. The seller of an Index or currency future will suffer losses, which also are theoretically unlimited, as the value of the Index or currency increases. Because of low margin deposits normally required to participate in futures position, an extremely high level of leverage is typical. As a result, a relatively small price movement in an Index or currency futures contract may result in substantial losses to a Portfolio Fund. The market for Index futures may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of the Index futures.

Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. It may not be possible for an Investment Manager to hedge against a change or event at a price sufficient to protect a Portfolio Fund’s assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. The success of hedging transactions is dependent on an Investment Manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by a Portfolio Fund. Unanticipated changes in the markets or events being hedged or the non-occurrence of events being hedged against may result in a poorer performance by the Portfolio Fund than in the absence of the implementation of a hedging strategy. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit Portfolio Fund losses.

Initial Public Offerings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer. These factors may contribute to substantial price volatility for such investments. The limited number of securities available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant positions without an unfavorable effect on prevailing market prices. In addition, some companies participating in an initial public offering are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The use of leverage by a Portfolio Fund can substantially increase the adverse impact of the risks of investing in the Portfolio Fund and can result in substantial losses to the Portfolio Fund. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Portfolio Fund’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

In an unsettled credit environment, an Investment Manager may find it difficult or impossible to obtain leverage and a Portfolio Fund may not be able to successfully implement its long/short equity strategy without leverage. In addition, the termination of a loan or line of credit on short notice by the lender could result in premature liquidations of investment positions at prices below what the Investment Manager deems to be fair value for the positions.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk. A Portfolio Fund may invest a portion of the value of its total assets in restricted securities (e.g., securities that maybe sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time such Portfolio Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, such Portfolio Fund might obtain a less favorable price than the price that prevailed when such Portfolio Fund decided to sell.

Portfolio Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in Portfolio Funds, the Fund may receive securities that are illiquid or difficult to value.

Long/Short Equity Techniques Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Long/Short Equity Techniques Risk. The success of a long/short equity strategy is contingent upon an Investment Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with the highest probability of failure (short positions). Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the Equity Securities utilized to implement the strategy.

Investment Managers may utilize the following Long/Short Equity Techniques, the risks of which are summarized below. These risks are listed alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in the Portfolio Funds, to any of these risks.

Directional Trading Approach Risk. The success of the Directional Trading Approach is contingent upon an Investment Manager’s ability to predict the effect of economic and political changes on the valuation of Equity Securities and to successfully implement long or short equity positions in those securities based on such predictions. If the Investment Manager’s prediction regarding the effect of economic and political changes on Equity Securities is incorrect, a substantial loss may result.

Event Driven Approach Risk. The success of the Event Driven Approach is contingent upon an Investment Manager’s ability to timely identity potential corporate events and to successfully implement long and short equity positions based on the impact that such events will have on the underlying issuers. If a predicted corporate event does not occur or does not have the impact predicted, a substantial loss may occur.

Fundamental Long/Short Approach Risk. The success of the Fundamental Long/Short Approach is contingent upon an Investment Manager’s ability to correctly determine the valuation of an issuer’s Equity Securities and to successfully implement long or short equity positions in those securities based on perceived future price movements of such securities. If the Investment Manager’s perception of an equity’s valuation or its future price is incorrect, a substantial loss may result.

Relative Value Approach Risk. The success of the Relative Value Approach is contingent upon an Investment Manager’s ability to identify pricing discrepancies amongst Equity Securities or groups of Equity Securities and to successfully implement long and short equity positions based on such discrepancies. If perceived pricing discrepancies do not materialize or if the Investment Manager fails to correctly exploit the pricing discrepancies, a substantial loss may result.

It is expected that an Investment Manager may apply approaches similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities. Those approaches will involve investment risks similar to those associated with the Long/Short Equity Techniques.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options Risk. The price of an option on Equity Securities, Indices and currencies can be highly volatile and is dictated by a variety of factors including the value of the underlying assets, the Strike Price, the time remaining until the expiration date of the option and the volatility of the underlying assets. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of an option. If a Portfolio Fund invests in options at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the options may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the options do not offset losses incurred by the Portfolio Fund.

A small investment in an option may have a large impact on the performance of a Portfolio Fund as an option may result in losses in excess of amounts invested. The buyer of call and put option risks losing the entire premium paid to purchase the options. The seller (writer) of a call option assumes the risk of a theoretical unlimited increase in the market value of the underlying assets above the Strike Price. The seller (writer) of a call option assumes the risk of a theoretical unlimited increase in the market value of the underlying asset above the Strike Price. The seller (writer) of a put option assumes the risk of a theoretical unlimited decline in the market value of the underlying asset below the Strike Price.

The market for options may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of options. If options cannot be closed out timely due to illiquid secondary markets, losses may result.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Selling Risk. The sale of a borrowed security, if uncovered, may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited.

Swap Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements Risk. The price of a total return swap on an Equity Security or basket of Equity Securities can be highly volatile and is dictated by a variety of factors including the value of Equity Securities, the expected total return to be paid to the Receivor, fluctuations in interest rates, the volatility of the Equity Securities, and the creditworthiness of the participants. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of such swaps

Each Participant’s investment in the swap is subject to the Equity Risk associated with a direct investment in the Equity Securities. Since the Receivor is obligated to pay the Payor an amount equal to the decline in the value of the Equity Securities during the agreement’s term, the Receivor assumes the risk of a theoretical unlimited decrease in the market value of the securities. Similarly, since the Payor is obligated to pay the Receivor an amount based on the increase in the value of the Equity Securities during the agreement’s term, the Payor assumes the risk of a theoretical unlimited increase in the market value of the securities.

Participation in a swap agreement also involves counterparty risk and payments owed to a Portfolio Fund may be delayed or not made consistent with the terms of the swap agreement due to financial issues experienced by a counterparty. If a counterparty to a swap agreement defaults, a Portfolio Fund’s only recourse is to pursue contractual remedies against the counterparty which may be unsuccessful.

If the Receivor is paying a floating rate, the Receivor’s payment will increase as interest rates increase and the amount due to the Payor will decrease as interest rates decrease.

Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Turnover Risk. The turnover rate within a Portfolio Fund may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Portfolio Funds.

Fund of Funds Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Fund of Funds Structure Risk

Generally, the Portfolio Funds are not registered as investment companies under the 1940 Act. Accordingly, the Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. The following additional risks are relevant to the Fund’s implementation of the fund of funds structure. These additional risks are listed alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure to any of these risks.

Control Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Risk. The Adviser does not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Portfolio Fund. A Portfolio Fund may fail to pursue its investment objective and strategies and the Portfolio Fund’s strategies may change and it may not use the same trading method in the future that was used to compile performance histories. Investment decisions of the Portfolio Funds are also made independently of each other so that, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Portfolio Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result.

Custody Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Custody Risk. A Portfolio Fund may not, or may not be required to, custody assets consistent with the requirements of the 1940 Act. Such assets are more likely to be at risk to fraud and loss of assets due to the bankruptcy of financial institutions utilized to hold Portfolio Fund assets.

Expense Layering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expense Layering Risk. In addition to its own expenses, the Fund also bears its allocable share of the costs and expenses of each Portfolio Fund, including its allocable share of the management and incentive compensation paid to an Investment Manager. As a result, the Fund’s investments in the Portfolio Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Portfolio Funds.

Also, each Investment Manager generally is entitled to receive a management fee of between 0.25% and 1.50% and a performance-based allocation, expected to range up to 25% of a Portfolio Fund’s net profits. Each Investment Manager may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Consequently, the Fund may bear its allocable share of substantial incentive compensation paid to certain Investment Managers even during a period when the Fund, overall, is incurring significant losses. In addition, the performance-based allocation that will be received by an Investment Manager may create an incentive for that manager to pursue more risky and speculative strategies than would be the case in the absence of such allocation.

Foreign Organization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Organization Risk. The Fund may invest in Portfolio Funds organized outside of the U.S. and these Portfolio Funds may operate under regulatory infrastructures that are less stringent than those governing domestic Portfolio Funds. Further, it may be more difficult or impossible to effect service of process on the Portfolio Funds, enforce judgments against the Portfolio Funds obtained in U.S. courts and based on U.S. securities laws, bring an original action in foreign court to enforce liabilities of the Portfolio Funds based on U.S. securities laws, and to bring claims on behalf of shareholders of the Portfolio Funds.

Implementation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Implementation Risk. The performance of the Fund depends on the success of the Adviser in selecting Portfolio Funds for investment and the allocation and reallocation of assets among those Portfolio Funds. The performance of the Fund also depends upon the success of the Investment Managers in implementing the long/short equity strategies of the Portfolio Funds.

Limited Voting Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Voting Rights Risk. If the Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities, it will not be able to vote on matters that require investor approval including matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund’s interests in Portfolio Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial interests (or additional interests) in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents (or in such negotiated “side letter” or similar arrangement as the Adviser may be able to negotiate on behalf of the Fund). Certain Portfolio Funds may: (1) impose lock-up periods or periods during which an investor may not redeem its investment; (2) impose gates or limitations on the size of an investment withdrawal by an individual investor or by investors, collectively during a specific period; and/or (3) assess fees on investment withdrawals. With respect to purchases, the Fund may have to invest some of its assets temporarily in money market securities until it is possible to acquire initial or additional interests in a Portfolio Fund.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Adviser’s judgment about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Adviser’s investment strategy is subject to risk because Portfolio Funds may have lower and/or more volatile returns than other types of investments. The Adviser’s allocation of assets between Portfolio Funds may not produce the desired returns.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk. Certain Portfolio Funds may only employ the services of a limited number of principals and the departure of any one of these principals may adversely affect the success of the funds’ investment strategies. Certain Portfolio Funds are associated with start-up operational risks such as limited operating histories, management with limited business management experience and insufficient resources to implement best practices with respect to the firm’s infrastructure, operational processes or risk management tools.

Transparency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transparency Risk. Portfolio Funds typically provide limited portfolio information. A Portfolio Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. While the Adviser in many cases seeks to negotiate arrangements that provide for regular reporting of performance and portfolio data by the Portfolio Funds, at times the only means of obtaining independent verification of performance data will be reviewing the Portfolio Funds’ annual audited financial statements. Absent such negotiated arrangements (or as may otherwise be provided in the Portfolio Funds’ governing documents), Portfolio Funds are not contractually or otherwise obligated to inform their investors, including the Fund, of details surrounding their investment strategies. This may result in a Portfolio Fund using investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. For example, if two or more Portfolio Funds were to invest significantly in the same company or industry, the Fund’s investments could be “concentrated” in the same company or industry without the Adviser having the opportunity to assess the risks of such concentration. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Portfolio Fund as changes to the Portfolio Fund’s strategies and investments change over time.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Ordinarily, the Adviser will fair value the Fund’s investment in a Portfolio Fund as of each month-end using the value reported for that date provided by the Portfolio Fund in accordance with procedures established by the Board. Because the valuations of the Portfolio Funds are unaudited (except for those provided for the Portfolio Fund’s fiscal year end), the Adviser will not generally be able to independently confirm the accuracy of the valuations provided by the Portfolio Funds. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation. Revisions to the gain and loss calculations of each Portfolio Fund therefore will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final as to a Portfolio Fund until its annual audit is completed.

Withdrawal Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Withdrawal Risk. Under extraordinary circumstances, following a withdrawal from a Portfolio Fund, the Fund may be required to return all or a portion of the withdrawal proceeds it received from the Portfolio Fund to such Portfolio Fund if and to the extent required by applicable law or the Portfolio Fund's organizational or offering documents. For instance, if the Portfolio Fund later determines that its NAV was previously misstated and the Fund received withdrawal proceeds in excess of the amount it was entitled to, then, the Fund may be required to return the applicable portion of the withdrawal proceeds to the extent required by applicable law or the Portfolio Fund’s organizational or offering documents. Other circumstances, such as indemnification obligations, could also require the Fund to return the proceeds to a Portfolio Fund.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. Several Portfolio Funds may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Liquidity Risk One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase Institutional Shares or A Shares. Repurchases are made at such time, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. Even if the Fund makes a repurchase offer, there is no guarantee that shareholders will be able to redeem all of the Institutional Shares or A Shares they desire to sell. Generally, the maximum number of Institutional Shares or A Shares that will be repurchased by the Fund during any repurchase offer is not expected to have a value that exceeds 25% of the Institutional Shares or A Shares’, as applicable, aggregate NAV as of the repurchase date. Also, if a repurchase offer is oversubscribed, the Fund will only be obligated to repurchase a pro rata portion of the Institutional Shares or A Shares tendered by each shareholder. In order to fund a repurchase offer, the Fund may have to liquidate investments earlier than the Adviser desires and may result in liquidation costs (e.g. redemption fees imposed by Portfolio Funds) and/or losses on investments to the Fund.

Institutional Shares and A Shares are subject to substantial restrictions on transferability and may not be sold, assigned, transferred, conveyed or disposed without the consent of the Board. Shareholders should not expect the Board to grant consents to transfer requests.

There is currently no market for the Institutional Shares or A Shares and it is not contemplated that one will develop. Because a shareholder may be unable to sell its Institutional Shares or A Shares, the shareholder will be unable to reduce its exposure to the Fund on any market downturn. Also, Institutional Shares or A Shares may not be readily acceptable as collateral for a loan.

Conflict of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Conflict of Interest Risk

The investment activities of the Adviser and its affiliates for their own accounts and other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. The investment strategy and criteria for the Fund may differ from the investment strategy and criteria for other accounts managed by the Adviser, and there may be circumstances where the Fund is purchasing or selling the same or similar securities opposite other funds managed by the Adviser. The management of multiple accounts may also result in the Adviser devoting unequal time and attention to the management of each account. The Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees and to prioritize the liquidation of investments held by higher paying accounts over lower fee-paying portfolios. The investment management fees paid to the Adviser by the Fund and other accounts may differ thus creating the incentive for the Adviser to favor another account over the Fund in allocating investment opportunities that have limited supply or in the order in which it places orders to redeem identical investments. Certain affiliates of the Investment Managers may be shareholders of the Fund and/or clients in other funds managed by the Adviser, which could present a conflict of interest in the decision to purchase or redeem interests in certain Portfolio Funds.

Loss of Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Loss of Investment Risk

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. Past results are not necessarily indicative of the Fund’s future performance.

Legal and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the Portfolio Funds in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Portfolio Funds. Limitations on the investment activities of the Fund and the Portfolio Funds may result in the inability of the Fund to pursue its investment objective and strategies.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment, and can bear the financial risks of the investment, including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Cybersecurity Risk

The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

Redemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Redemption Risk

The Fund may experience periods of redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline. Redemption risk is further heightened in situations where Portfolio Funds impose lock-up periods or periods during which the Fund may not redeem its investment or impose gates or limitations on the size of an investment withdrawal by the Fund during a specific period of time, which may limit the Fund’s ability to liquidate its assets in the Portfolio Funds expeditiously.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	2187 Atlantic Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
Contact Personnel Name	Laurence K. Russian
Founders’ Shares [Member]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (as a percentage of average net assets)	Founders’ Shares
Management Fees	1.00%
Other Expenses (1)	0.28%
Acquired Fund Fees and Expenses(2)	5.88%
Total Annual Fund Operating Expenses(3)	7.16%
Fee Waiver and/or Expense Reimbursement(3)	(0.12)%
Net Expenses(3)	7.04%

(1)	“Other Expenses” do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”). For more information about the Limitation Agreement, please see Footnote 3 below.
(2)	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Fees and expenses of Portfolio Funds are based on the Portfolio Funds’ historic fees and expenses. Generally, fees payable to an Investment Manager are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Portfolio Fund’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Portfolio Funds held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
(3)	Under the Limitation Agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% (after fee waivers and/or expense reimbursements), excluding the following: taxes: interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Limitation Agreement provides for the Adviser’s recoupment of expenses reimbursed, including the Fund’s organizational and offering costs, and/or fees reduced for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The Limitation Agreement will continue until August 31, 2027 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the Limitation Agreement prior to August 31, 2027. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination; provided that no reimbursement of expenses will occur more than three (3) years following the date such reimbursement or reduction was made.

Management Fees [Percent]	1.00%
Acquired Fund Fees and Expenses [Percent]	5.88%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.28%	[2]
Total Annual Expenses [Percent]	7.16%	[3]
Waivers and Reimbursements of Fees [Percent]	(0.12%)	[3]
Net Expense over Assets [Percent]	7.04%	[3]
Expense Example [Table Text Block]

Expense Example. This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that: (1) you invest $1,000 in the Fund; (2) your investment has a 5% return each year; (3) operating expenses and net expenses remain as stated in the previous table except to reflect the completion of the amortization of offering costs; and (4) all income dividends and capital gains distributions are reinvested in additional Founders’ Shares at the NAV per Share. The one and three-year example and the first through the third year of the five and ten-year example are based on net operating expenses, which reflect recoupment of waived fees and/or expenses reimbursed by the Fund’s Adviser. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$70	$207	$338	$643

Expense Example, Year 01	$ 70
Expense Example, Years 1 to 3	207
Expense Example, Years 1 to 5	338
Expense Example, Years 1 to 10	$ 643
Other Expenses, Note [Text Block]	“Other Expenses” do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”).
Acquired Fund Fees and Expenses, Note [Text Block]	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Fees and expenses of Portfolio Funds are based on the Portfolio Funds’ historic fees and expenses. Generally, fees payable to an Investment Manager are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Portfolio Fund’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Portfolio Funds held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets. A full market cycle is a peak-to-peak period that includes a recession and a price decline of at least 20% from the previous market peak, followed by a rebound that establishes a new, higher peak.

An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective.

The Fund’s investment objective is non-fundamental and may be changed by the Board.

PRINCIPAL INVESTMENT STRATEGIES

Portfolio Funds

To achieve its investment objective, the Fund, under normal circumstances, invests its assets pursuant to equity long/short strategies through investments in Portfolio Funds. While the Portfolio Funds may be organized within and outside the U.S., no Portfolio Fund is expected to be registered under the 1940 Act.

Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the Equity Securities (or the equivalent thereof) of U.S. and foreign issuers. Foreign issuers may be organized in or may operate in emerging markets. An emerging market is a nation’s economy that is progressing toward becoming advanced, as shown by some liquidity in local debt and equity markets and the existence of some form of market exchange and regulatory body.

A Portfolio Fund takes a “long” position in an equity security when it purchases the security with an expectation that the security will increase in value. A “short” position is created when a Portfolio Fund borrows an equity security from a third party and sells the security based on the expectation that its value will decline. A Portfolio Fund may profit on a short sale if it can return the borrowed security by purchasing the security in the market at a price lower than that at which the security was sold short.

These long and short positions are created by purchasing and selling short specific Equity Securities or groups of Equity Securities. Investment Managers may utilize a variety of investment approaches and techniques to implement their long/short equity strategies including the following Long/Short Equity Techniques. The techniques referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Investment Managers’ utilization of any such techniques.

Directional Trading Approach: The directional trading approach attempts to capitalize on increases and declines in the values of Equity Securities in response to economic and political changes such as changes in interest rates, exchange rates, liquidity and political leadership.

Event Driven Approach: The event driven approach attempts to take advantage of the effect of events on the value of Equity Securities by purchasing Equity Securities whose value is expected to increase due to an anticipated event and by selling short Equity Securities whose value is expected to decrease due to an anticipated event. Equity Securities subject to this strategy may include distressed companies (e.g., companies whose Equity Securities are available at a reduced price but are expected to be worth more after emergence from bankruptcy or upon liquidation) and companies subject to potential mergers as well as companies initiating spin offs, restructurings and recapitalizations.

Fundamental Long/Short Approach: The fundamental long/short approach involves the purchase of Equity Securities or groups of Equity Securities that are undervalued and the selling short of such securities that are overvalued.

Relative Value Approach: The relative value approach involves the purchase and selling short of Equity Securities or groups of Equity Securities to capitalize on a mispricing relative to each other or based on historic norms.

An Investment Manager may apply approaches similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities.

The Investment Managers may also utilize a variety of investment styles (e.g., growth/value, small cap/large cap) and may focus on specific sectors (e.g. financials, healthcare, telecommunications), regions (e.g. U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement their long/short equity strategies. The Portfolio Funds in the aggregate provide the Fund with market exposure that may be net short or net long.

While the Portfolio Funds primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other Equity Securities such as preferred stocks, convertible securities and warrants to implement their equity long/short strategies. A Portfolio Fund may also invest in Fixed Income Securities on an opportunistic basis.

Derivatives. While a Portfolio Fund generally implements its long/short strategies by investing directly or selling short Equity and Fixed Income Securities, a Portfolio Fund may use derivatives, typically: (1) options on Equity Securities, Indices, and currencies; (2) futures on Indices; and (3) total return swaps involving one or a basket of Equity Securities, to create synthetic exposure to these Indices/securities for the purposes of increasing portfolio profitability or hedging against certain long/short strategy risks, including short selling risk.

A Portfolio Fund may also invest in forward foreign currency contracts (each a “forward contract”) to protect against or speculate on the fluctuation of various currencies.

Options. An option contract is a bilateral agreement that permits, but does not obligate, the purchaser, in return for a premium paid to the writer (seller) of the option, to buy an asset from (in the case of a call option) or sell an asset to (in case of a put option) the writer (seller) at the Strike Price on or before the expiration date of the contract. An Investment Manager may purchase a call option or write (sell) a put option on Equity Securities, Indices or currencies if the Investment Manager expects the value of the Equity Securities, Indices or currencies to increase during the term of the option. Alternatively, an Investment Manager may purchase a put option or write (sell) a call option on Equity Securities, Indices or currencies if the Investment Manager expects the market value of the Equity Securities, Indices or currencies to decrease during the term of the option.

A Portfolio Fund may close out a call or put written on an Equity Security, Index or currency by purchasing a call or put, respectively, on the same Equity Security, Index or currency, as applicable, with the same Strike Price and expiration date. To close out a position as a purchaser of an option on an Equity Security, Index or currency, a Portfolio Fund may sell the option previously purchased, although the Portfolio Fund could exercise the option should it deem it advantageous to do so. If the Strike Price of a call option is less than the value of the underlying Equity Security, Index or currency or the Strike Price of a put option thereon exceeds the value of the underlying Equity Security, Index or currency, the purchaser may exercise the option. If exercised, options on Equity Securities or currencies will settle upon the delivery of those securities or currencies to the option purchaser. Index options will settle in cash and the purchase receives a cash amount from the seller equal to the difference between the Strike Price and the closing price of the Index, multiplied by a factor (typically $100), on the date of exercise.

Forward Contracts. A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. At or before settlement of a forward currency contract, the seller may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the seller makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets into the currency. A purchaser may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, the purchaser will realize a gain or a loss.

Futures. A futures contract is a bilateral agreement where one party agrees to accept delivery/purchase an asset (a long position), and the other party agrees to make delivery/sell the asset (a short position), as called for in the contract, on a specified date and at the Settlement Price. A futures contract on an Index involves the delivery of an amount of cash equal to a specified dollar amount (e.g. $500 for S&P 500 futures) times the difference between the Index value at the close of trading of the contract and the price at which the futures contract was originally struck. An Investment Manager may take a long position in a futures contract if the Investment Manager expects the value of the Index to increase during the term of the contract. Alternatively, an Investment Manager may take a short position in a futures contract if the Investment Manager expects the market value of the Index to decrease during the term of the contract. Futures contracts settle in cash on the Settlement Date. Generally, futures contracts are closed out prior to their expiration date. A Portfolio Fund may elect to close a futures position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

Swap Agreements. Swap agreements are individually negotiated bilateral contracts created to gain exposure to a variety of different types of investments or market factors. In a total return swap on Equity Securities, the Payor sells to the Receivor an amount equal to all cash flows from and price appreciation on the Equity Securities during the term of the agreement in return for a payment based on a fixed or floating rate and an amount equal to any depreciation on the Equity Securities during the term of the agreement. A Portfolio Fund may elect to participate in a total return swap as “Receivor” if the Investment Manager expects the underlying Equity Securities to increase in value in an amount greater that the fixed rate to be paid under the agreement. Alternatively, a Portfolio Fund may elect to participate in a total return swap as “Payor” if the Investment Manager expects the underlying Equity Securities to decline in value during the term of the agreement but to increase in value over the long term.

Other Investments. Because a Portfolio Fund is not registered under the 1940 Act and its governing documents typically do not impose significant investment restrictions, the Portfolio Fund may also, without limitation or prior notice to the Adviser, invest and trade in a broad range of securities, derivatives and other financial instruments including but not limited to those described above.

Portfolio Funds Selection Process

Initial Due Diligence. It is the responsibility of the Adviser to: (1) identify Investment Managers and the Portfolio Funds in which the Fund will invest; and (2) determine the percentage of Fund assets to be allocated to each Portfolio Fund.

The Adviser selects Portfolio Funds based upon, among other things, the experience, style and expertise of their Investment Managers. The Adviser seeks Portfolio Funds with Investment Managers of the highest degree of ethical standards, professionalism, and integrity and focuses on those that utilize qualitative research (i.e., collection of information through meetings with issuer executives) as opposed to screens of historical performance to identify potential investment opportunities. The Adviser understands that the continued success of yesterday’s successful Portfolio Fund is dependent upon the Investment Manager’s personnel and their competitive edge, “drive” or even motivation to work. Therefore, the Adviser focuses on the “human” aspect of an Investment Manager’s business in evaluating the viability of the Fund’s investment in a prospective new Portfolio Fund (each a “Prospect Fund”). In addition to the Investment Manager’s investment process and personnel, the Adviser may consider the following criteria to evaluate an investment in a Prospect Fund:

●	intangible characteristics of the Investment Manager, including the degree of risk associated with an Investment Manager’s objectives and strategies and the Investment Manager’s ability to react dynamically to fluid situations;

●	the degree to which a specific Investment Manager complements and balances the portfolio of the current portfolio of the Fund, or correlates to the strategies employed by the Investment Managers of the Portfolio Funds comprising the Fund’s investment portfolio;

●	the amount of the Investment Manager’s own capital that is managed similarly to the Portfolio Fund;

●	the length of time the Investment Manager has been associated with the Portfolio Fund;

●	the outlook for the strategy employed by the Investment Manager;

●	potential conflicts of interest between the Investment Manager, the Portfolio Fund, and the Fund and its service providers;

●	the volatility of the investment results of the Portfolio Fund;

●	the liquidity of an investment in the Portfolio Fund;

●	the liquidity of the investments of the Portfolio Fund;

●	the degree of correlation or non-correlation between the performance of the Portfolio Fund and that of the market;

●	the degree to which the Investment Manager employs leverage; and

●	the fees associated with an investment in the Portfolio Fund.

No single criterion listed above is determinative and certain investments may be made irrespective of the failure of the Investment Manager to meet all of the criteria listed above. Additionally, certain of the above criteria may be emphasized over others in the selection of a Prospect Fund. In an effort to optimize the Fund’s investment program, the Adviser may allocate a portion of the Fund’s assets to Portfolio Funds which lack historical track records but which, in the judgment of the Adviser, offer investment potential.

Prior to allocating Fund assets to a Prospect Fund, the Adviser analyzes the Prospect Fund’s investment strategies, the instruments utilized to implement these strategies, and how the instruments are expected to perform under various market conditions without emphasis on past performance. To minimize investment risk, the Adviser also analyzes the expected impact among and between the investment strategies of the Prospect Fund and those of the Portfolio Funds currently comprising the Fund’s investment portfolio under various market conditions. Additionally, each Prospect Fund is assessed as a “going concern” and not pursuant to past performance. Finally, quantitative analysis is employed to confirm the viability of a Prospect Fund prior to investment. The Adviser’s quantitative analysis of a Prospect Fund includes an evaluation of historical returns relative to historical exposure to certain regions, sectors and market capitalization of issuers.

Prior to investing in a Prospect Fund, the Adviser will evaluate the operations and controls of the Investment Manager. This due diligence typically includes a review of the Investment Manager’s investment process, operational and accounting environment as well as its relationships with key service providers such as custodians, prime brokers and independent administrators.

Ongoing Due Diligence. The Adviser regularly monitors data provided by the Investment Managers, including performance, portfolio statistics and financial reports. The Adviser may decrease or eliminate the Fund’s investment in a Portfolio Fund or add new Portfolio Funds for various reasons. For example, the Adviser may decrease or eliminate the Fund’s investment in a Portfolio Fund due to: (1) the identification of a new investment opportunity; (2) a change in the Portfolio Fund’s investment strategy or economic environment; (3) poor performance; or (4) a change in focus or excessive growth of the Investment Manager.

Since Portfolio Funds are generally illiquid and may only be redeemed at certain times, changes to the Fund’s allocation to one or more Portfolio Funds will generally be made when additional investment proceeds are received by the Fund or when selecting investments to liquidate to fund the repurchase of Shares, which may be periodically approved by the Board to provide limited liquidity to shareholders. The Adviser also takes into account liquidation fees that may be imposed by a Portfolio Fund when implementing changes to portfolio asset allocations amongst the Portfolio Funds. Generally, in order to avoid and/or limit the generation of these liquidation penalties, the Adviser expects to implement allocation adjustments upon receipt of additional investment proceeds by the Fund and/or by first liquidating interests in Portfolio Funds that are no longer subject to liquidation fees (i.e., interests held by the Fund beyond the lock-up/gate periods).

Investment Limitations Related to Portfolio Funds

The Adviser typically will not invest more than 20% of the Fund’s assets in any one Portfolio Fund (measured at the time of investment).

In addition, the Fund will limit its investment in any one Portfolio Fund to less than 5% of that Portfolio Fund’s outstanding voting securities to avoid 1940 Act prohibitions on affiliated transactions. The Fund may, however, purchase non-voting securities of Portfolio Funds or waive its voting rights with respect to interests held in Portfolio Funds.

Waivers of voting rights typically will be effected by means of a written agreement with the relevant Portfolio Fund pursuant to which the Fund automatically waives any voting rights it may hold subject to certain requirements. Determinations of whether the Fund will waive its voting rights are made by the Adviser as part of the investment process. The Adviser will make a determination whether foregoing the right to vote is consistent with its fiduciary duty as an investment adviser to the Fund. When deciding to forego or waive voting rights, the Adviser will only consider the interests of the Fund.

As a general matter, unlike public corporations or registered investment companies, the Portfolio Funds in which the Fund may invest provide their investors with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of Portfolio Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a Portfolio Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its shareholders from investing in non-voting securities.

Exemption from Registration as a Commodity Pool Operator. Pursuant to a claim for exemption and related no action relief specific to fund of funds under the rules of the Commodity Futures Trading Commission (the “CFTC”), neither the Fund nor the Adviser are deemed to be commodity pool operators under the Commodity Exchange Act. As a result, neither the Fund nor the Adviser is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act (“Exemption”).

The Fund does not intend to invest in Commodity Contracts directly. If the CFTC amends the Exemption to modify or eliminate the applicability of the Exemption to fund of fund products, the Fund and the Adviser will consider other available exemptions or the Adviser will register as a commodity pool operator.

Borrowing/Leverage

The Portfolio Funds may engage in various forms of leverage. Leverage can be employed in a variety of ways including using margin (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy securities), selling short securities, using derivatives and participating in other forms of direct and indirect borrowing. If a Portfolio Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed and leverage may result in a Portfolio Fund controlling more assets than the Portfolio Fund has equity. A Portfolio Fund’s returns will increase if the Portfolio Fund earns a greater return on investments purchased with borrowed funds than the cost of borrowing such funds.

The Portfolio Funds may also borrow money for non-leverage purposes including: (1) satisfying periodic redemptions; (2) paying fees and expenses; and (3) making investments in anticipation of the receipt of subscription funds.

Cash and Cash Equivalents

The Fund may invest in cash and cash equivalents pending investments in Portfolio Funds and to: (1) satisfy periodic offers to repurchase Fund Shares when and if authorized by the Board; and (2) pay fees and expenses.

The Fund may not achieve its investment objective when holding cash and cash equivalents.

Risk Factors [Table Text Block]

PRINCIPAL RISKS

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of investing in Portfolio Funds does not imply that an investment in the Fund is low risk or without risk. No guarantee or representation is or can be made that the Fund will achieve its investment objective. Investors should carefully consider the risks involved in an investment in the Fund, including but not limited to those discussed below.

In considering an investment in the Fund, prospective investors should read the entire Prospectus and consult their independent financial, tax and legal advisers, and should be aware of the risk factors prior to acquiring Fund Shares.

The principal risks of the Fund may adversely affect the Fund’s performance.

The order in which the principal risks referenced below are presented may not be representative of the level of the Fund’s exposure to any of these risks.

●

Market Risk

The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, tariffs, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. An example includes the pandemic risks related to the outbreak of COVID-19 and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks contributed to increased volatility, severe losses and liquidity constraints in many markets, and may continue to adversely affect the Fund’s investments and operations. Another example is the outbreak of hostilities between Russia and Ukraine. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood, and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration and future impact of the Russia-Ukraine conflict is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance. Tensions in the Middle East and the ongoing threat of an expansive war is yet another example.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic or armed hostilities could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

●

Portfolio Fund Risk

The Fund’s investment in the Portfolio Funds subjects shareholders to the following investment risks and may result in a decline in the value of the Portfolio Funds. The risks referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in the Portfolio Funds, to any of these risks.

Borrowing Risk (For Non-Leverage Purposes). As a creditor, a third-party lender has a first priority claim on any cash and assets held by a Portfolio Fund. In the event that a credit facility utilized by a Portfolio Fund is terminated by the third-party lender, the Portfolio Fund may be required to liquidate investments and be forced to sell investments at unfavorable prices in order to repay outstanding borrowings. The rights of creditors to the assets of a debtor are senior to those of equity investors. Since the Fund is an equity investor in a Portfolio Fund, any Fund claims are inferior to those of debt holders, if any.

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Portfolio Fund may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by small capitalization companies whose stock prices may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which may decrease the Portfolio Fund’s return.

Currency Risk. Instruments denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies. An increase in the value of the U.S. dollar compared to other currencies will reduce the effect of increases and magnify the effect of decreases in the value of foreign currencies and in the prices of instruments denominated in foreign currencies or that provide exposure to foreign currencies. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on non-U.S. dollar securities.

Distressed Securities Risk. An investment in distressed securities is speculative because issuers of these securities may be in transition, out of favor, financially leveraged, troubled or potentially troubled and may be or have recently been involved in taking strategic actions, restructurings, bankruptcy reorganizations or liquidations. An issuer’s default in its payment obligations may also result in a decline in the value of the issuer’s securities.

Emerging Markets Risk. In addition to the risks applicable to foreign investments, emerging markets are generally more volatile and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

Equity Securities Risk. The value of Equity Securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The Equity Securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the Equity Securities of smaller companies at an acceptable price, especially during periods of market volatility.

Fixed Income Securities Risk. Changes in interest rates may reduce the value of Fixed Income Securities. The longer the duration of a Fixed Income Security, the more its value typically declines in response to increases in interest rates. The value of a Fixed Income Security may also decline if an issuer defaults or if its credit quality deteriorates. In addition, the value of a Fixed Income Security may also fluctuate as a result of the market’s perception of the creditworthiness of the issuer as well as the liquidity of the fixed income market.

High yield Fixed Income Securities or “junk bonds” are considered to be speculative by major credit rating agencies, have a much greater degree of default on payments of principal and/or interest and tend to be more volatile and less liquid than higher-rated securities with similar maturities.

As interest rates decline, issuers may pre-pay fixed rate securities forcing investors to replace those securities with lower interest rates, thus reducing performance.

Foreign Investment Risk. Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions. Foreign investments may also be subject to withholding or other taxes on dividends, interest, capital gains or other income. Foreign investments may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There may be less publicly available information about a foreign issuer than about a U.S. issuer, and accounting, auditing and financial reporting standards and requirements may not be comparable. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S. For example, some foreign exchanges, in contrast to domestic exchanges, are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a contract and not of an exchange or clearing corporation. In such a case, a Portfolio Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts.

Forward Contract Risk. The investment in forward contracts includes a number of risks including: (1) forward contract markets are generally not regulated; (2) there are generally no limitations on forward transactions although a Portfolio or its counterparties may limit the size and duration of positions for credit risk reasons; (3) participants in the forward markets are not required to make continuous markets for such contracts; and (4) forward contract markets are “principals’ markets” in which performance is the responsibility of the counterparty and not an exchange or clearing house. Consequently, a counterparty may refuse to perform on a forward contract. Forward contracts are also not guaranteed by an exchange or clearing house and therefore a non-settlement or default on a contract would deprive a Portfolio Fund of unrealized profits or force it to cover its commitment to purchase and resell, if any, at the current market price.

Futures Risk. The price of an Index or currency futures contract can be highly volatile and is dictated by a variety of factors including the value of the Index or currency, the Settlement Price, the time remaining until the expiration date of the futures contract, the volatility of the Index or currency, and with respect to a currency, the volatility of the exchange rate between that currency and the U.S. dollar.

There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of Index or currency futures. If a Portfolio Fund invests in Index or currency futures at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the futures may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index or currency futures do not offset losses incurred by the Portfolio Fund on other portfolio investments.

Changes in the liquidity of futures (i.e. due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the futures. It is also possible that the Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. If Index futures cannot be closed out timely due to illiquid secondary markets, losses may result.

A small investment in a futures contract may have a large impact on the performance of a Portfolio Fund as a futures contract may result in losses in excess of amounts invested. The buyer of an Index or currency future will suffer losses, which are theoretically unlimited, as the value of the underlying Index or currency declines. The seller of an Index or currency future will suffer losses, which also are theoretically unlimited, as the value of the Index or currency increases. Because of low margin deposits normally required to participate in futures position, an extremely high level of leverage is typical. As a result, a relatively small price movement in an Index or currency futures contract may result in substantial losses to a Portfolio Fund. The market for Index futures may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of the Index futures.

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. It may not be possible for an Investment Manager to hedge against a change or event at a price sufficient to protect a Portfolio Fund’s assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. The success of hedging transactions is dependent on an Investment Manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by a Portfolio Fund. Unanticipated changes in the markets or events being hedged or the non-occurrence of events being hedged against may result in a poorer performance by the Portfolio Fund than in the absence of the implementation of a hedging strategy. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit Portfolio Fund losses.

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer. These factors may contribute to substantial price volatility for such investments. The limited number of securities available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant positions without an unfavorable effect on prevailing market prices. In addition, some companies participating in an initial public offering are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income.

Leverage Risk. The use of leverage by a Portfolio Fund can substantially increase the adverse impact of the risks of investing in the Portfolio Fund and can result in substantial losses to the Portfolio Fund. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Portfolio Fund’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

In an unsettled credit environment, an Investment Manager may find it difficult or impossible to obtain leverage and a Portfolio Fund may not be able to successfully implement its long/short equity strategy without leverage. In addition, the termination of a loan or line of credit on short notice by the lender could result in premature liquidations of investment positions at prices below what the Investment Manager deems to be fair value for the positions.

Liquidity Risk. A Portfolio Fund may invest a portion of the value of its total assets in restricted securities (e.g., securities that maybe sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time such Portfolio Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, such Portfolio Fund might obtain a less favorable price than the price that prevailed when such Portfolio Fund decided to sell.

Portfolio Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in Portfolio Funds, the Fund may receive securities that are illiquid or difficult to value.

Long/Short Equity Techniques Risk. The success of a long/short equity strategy is contingent upon an Investment Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with the highest probability of failure (short positions). Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the Equity Securities utilized to implement the strategy.

Investment Managers may utilize the following Long/Short Equity Techniques the risks of which are summarized below. These risks are listed alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in the Portfolio Funds, to any of these risks.

Directional Trading Approach Risk. The success of the Directional Trading Approach is contingent upon an Investment Manager’s ability to predict the effect of economic and political changes on the valuation of Equity Securities and to successfully implement long or short equity positions in those securities based on such predictions. If the Investment Manager’s prediction regarding the effect of economic and political changes on Equity Securities is incorrect, a substantial loss may result.

Event Driven Approach Risk. The success of the Event Driven Approach is contingent upon an Investment Manager’s ability to timely identity potential corporate events and to successfully implement long and short equity positions based on the impact that such events will have on the underlying issuers. If a predicted corporate event does not occur or does not have the impact predicted, a substantial loss may occur.

Fundamental Long/Short Approach Risk. The success of the Fundamental Long/Short Approach is contingent upon an Investment Manager’s ability to correctly determine the valuation of an issuer’s Equity Securities and to successfully implement long or short equity positions in those securities based on perceived future price movements of such securities. If the Investment Manager’s perception of an equity’s valuation or its future price is incorrect, a substantial loss may result.

Relative Value Approach Risk. The success of the Relative Value Approach is contingent upon an Investment Manager’s ability to identify pricing discrepancies amongst Equity Securities or groups of Equity Securities and to successfully implement long and short equity positions based on such discrepancies. If perceived pricing discrepancies do not materialize or if the Investment Manager fails to correctly exploit the pricing discrepancies, a substantial loss may result.

It is expected that an Investment Manager may apply approaches similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities. Those approaches will involve investment risks similar to those associated with the Long/Short Equity Techniques.

Options Risk. The price of an option on Equity Securities, Indices and currencies can be highly volatile and is dictated by a variety of factors including the value of the underlying assets, the Strike Price, the time remaining until the expiration date of the option and the volatility of the underlying assets. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of an option. If a Portfolio Fund invests in options at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the options may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the options do not offset losses incurred by the Portfolio Fund.

A small investment in an option may have a large impact on the performance of a Portfolio Fund as an option may result in losses in excess of amounts invested. The buyer of call and put option risks losing the entire premium paid to purchase the options. The seller (writer) of a call option assumes the risk of a theoretical unlimited increase in the market value of the underlying assets above the Strike Price. The seller (writer) of a call option assumes the risk of a theoretical unlimited increase in the market value of the underlying asset above the Strike Price. The seller (writer) of a put option assumes the risk of a theoretical unlimited decline in the market value of the underlying asset below the Strike Price.

The market for options may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of options. If options cannot be closed out timely due to illiquid secondary markets, losses may result.

Short Selling Risk. The sale of a borrowed security, if uncovered, may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited.

Swap Agreements Risk. The price of a total return swap on an Equity Security or basket of Equity Securities can be highly volatile and is dictated by a variety of factors including the value of Equity Securities, the expected total return to be paid to the Receivor, fluctuations in interest rates, the volatility of the Equity Securities, and the creditworthiness of the participants. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of such swaps

Each Participant’s investment in the swap is subject to the Equity Risk associated with a direct investment in the Equity Securities. Since the Receivor is obligated to pay the Payor an amount equal to the decline in the value of the Equity Securities during the agreement’s term, the Receivor assumes the risk of a theoretical unlimited decrease in the market value of the securities. Similarly, since the Payor is obligated to pay the Receivor an amount based on the increase in the value of the Equity Securities during the agreement’s term, the Payor assumes the risk of a theoretical unlimited increase in the market value of the securities.

Participation in a swap agreement also involves counterparty risk and payments owed to a Portfolio Fund may be delayed or not made consistent with the terms of the swap agreement due to financial issues experienced by a counterparty. If a counterparty to a swap agreement defaults, a Portfolio Fund’s only recourse is to pursue contractual remedies against the counterparty which may be unsuccessful.

If the Receivor is paying a floating rate, the Receivor’s payment will increase as interest rates increase and the amount due to the Payor will decrease as interest rates decrease.

Turnover Risk. The turnover rate within a Portfolio Fund may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Portfolio Funds.

●

Fund of Funds Structure Risk

Generally, the Portfolio Funds are not registered as investment companies under the 1940 Act. Accordingly, the Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. The following additional risks are relevant to the Fund’s implementation of the fund of funds structure. These additional risks are listed alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure to any of these risks.

Control Risk. The Adviser will not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Portfolio Fund. A Portfolio Fund may fail to pursue its investment objective and strategies and the Portfolio Fund’s strategies may change and it may not use the same trading method in the future that was used to compile performance histories. Investment decisions of the Portfolio Funds are also made independently of each other so that, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Portfolio Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result.

Custody Risk. A Portfolio Fund may not, or may not be required to, custody assets consistent with the requirements of the 1940 Act. Such assets are more likely to be at risk to fraud and loss of assets due to the bankruptcy of financial institutions utilized to hold Portfolio Fund assets.

Expense Layering Risk. In addition to its own expenses, the Fund also bears its allocable share of the costs and expenses of each Portfolio Fund, including its allocable share of the management and incentive compensation paid to an Investment Manager. As a result, the Fund’s investments in the Portfolio Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Portfolio Funds.

Also, each Investment Manager generally is entitled to receive a management fee of between 0.25% and 1.50% and a performance-based allocation, expected to range up to 25% of a Portfolio Fund’s net profits. Each Investment Manager may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Consequently, the Fund may bear its allocable share of substantial incentive compensation paid to certain Investment Managers even during a period when the Fund, overall, is incurring significant losses. In addition, the performance-based allocation that will be received by an Investment Manager may create an incentive for that manager to pursue more risky and speculative strategies than would be the case in the absence of such allocation.

Foreign Organization Risk. The Fund may invest in Portfolio Funds organized outside of the U.S. and these Portfolio Funds may operate under regulatory infrastructures that are less stringent than those governing domestic Portfolio Funds. Further, it may be more difficult or impossible to effect service of process on the Portfolio Funds, enforce judgments against the Portfolio Funds obtained in U.S. courts and based on U.S. securities laws, bring an original action in foreign court to enforce liabilities of the Portfolio Funds based on U.S. securities laws, and to bring claims on behalf of shareholders of the Portfolio Funds.

Implementation Risk. The performance of the Fund depends on the success of the Adviser in selecting Portfolio Funds for investment and the allocation and reallocation of assets among those Portfolio Funds. The performance of the Fund also depends upon the success of the Investment Managers in implementing the long/short equity strategies of the Portfolio Funds.

Limited Voting Rights Risk. If the Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities, it will not be able to vote on matters that require investor approval including matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Liquidity Risk. The Fund’s interests in Portfolio Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial interests (or additional interests) in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents (or in such negotiated “side letter” or similar arrangement as the Adviser may be able to negotiate on behalf of the Fund). Certain Portfolio Funds may: (1) impose lock-up periods or periods during which an investor may not redeem its investment; (2) impose gates or limitations on the size of an investment withdrawal by an individual investor or by investors, collectively during a specific period; and/or (3) assess fees on investment withdrawals. With respect to purchases, the Fund may have to invest some of its assets temporarily in money market securities until it is possible to acquire initial or additional interests in a Portfolio Fund.

Management Risk. The Adviser’s judgment about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Adviser’s investment strategy is subject to risk because Portfolio Funds may have lower and/or more volatile returns than other types of investments. The Adviser’s allocation of assets between Portfolio Funds may not produce the desired returns.

Operational Risk. Certain Portfolio Funds may only employ the services of a limited number of principals and the departure of any one of these principals may adversely affect the success of the funds’ investment strategies. Certain Portfolio Funds are associated with start-up operational risks such as limited operating histories, management with limited business management experience and insufficient resources to implement best practices with respect to the firm’s infrastructure, operational processes or risk management tools.

Transparency Risk. Portfolio Funds typically provide limited portfolio information. A Portfolio Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. While the Adviser in many cases seeks to negotiate arrangements that provide for regular reporting of performance and portfolio data by the Portfolio Funds, at times the only means of obtaining independent verification of performance data will be reviewing the Portfolio Funds’ annual audited financial statements. Absent such negotiated arrangements (or as may otherwise be provided in the Portfolio Funds’ governing documents), Portfolio Funds are not contractually or otherwise obligated to inform their investors, including the Fund, of details surrounding their investment strategies. This may result in a Portfolio Fund using investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. For example, if two or more Portfolio Funds were to invest significantly in the same company or industry, the Fund’s investments could be “concentrated” in the same company or industry without the Adviser having the opportunity to assess the risks of such concentration. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Portfolio Fund as changes to the Portfolio Fund’s strategies and investments change over time.

Valuation Risk. Ordinarily, the Adviser will fair value the Fund’s investment in a Portfolio Fund as of each month-end using the value reported for that date provided by the Portfolio Fund in accordance with procedures established by the Board. Because the valuations of the Portfolio Funds are unaudited (except for those provided for the Portfolio Fund’s fiscal year end), the Adviser will not generally be able to independently confirm the accuracy of the valuations provided by the Portfolio Funds. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation. Revisions to the gain and loss calculations of each Portfolio Fund therefore will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final as to a Portfolio Fund until its annual audit is completed.

Withdrawal Risk. Under extraordinary circumstances, following a withdrawal from a Portfolio Fund, the Fund may be required to return all or a portion of the withdrawal proceeds it received from the Portfolio Fund to such Portfolio Fund if and to the extent required by applicable law or the Portfolio Fund's organizational or offering documents. For instance, if the Portfolio Fund later determines that its NAV was previously misstated and the Fund received withdrawal proceeds in excess of the amount it was entitled to, then, the Fund may be required to return the applicable portion of the withdrawal proceeds to the extent required by applicable law or the Portfolio Fund’s organizational or offering documents. Other circumstances, such as indemnification obligations, could also require the Fund to return the proceeds to a Portfolio Fund.

●

Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. Several Portfolio Funds may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

●

Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase Founders’ Shares. Repurchases are made at such time, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. Even if the Fund makes a repurchase offer, there is no guarantee that shareholders will be able to redeem all of the Founders’ Shares they desire to sell. Generally, the maximum number of Founders’ Shares that will be repurchased by the Fund during any repurchase offer is not expected to have a value that exceeds 25% of the Founders’ Shares’ aggregate NAV as of the repurchase date. Also, if a repurchase offer is oversubscribed, the Fund will only be obligated to repurchase a pro rata portion of the Founders’ Shares tendered by each shareholder. In order to fund a repurchase offer, the Fund may have to liquidate investments earlier than the Adviser desires and may result in liquidation costs (e.g. redemption fees imposed by Portfolio Funds) and/or losses on investments to the Fund.

Founders’ Shares are subject to substantial restrictions on transferability and may not be sold, assigned, transferred, conveyed or disposed without the consent of the Board. Shareholders should not expect the Board to grant consents to transfer requests.

There is currently no market for the Founders’ Shares and it is not contemplated that one will develop. Because a shareholder may be unable to sell its Founders’ Shares, the shareholder will be unable to reduce its exposure to the Fund on any market downturn. Also, Founders’ Shares may not be readily acceptable as collateral for a loan.

●

Conflict of Interest Risk

The investment activities of the Adviser and its affiliates for their own accounts and other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. The investment strategy and criteria for the Fund may differ from the investment strategy and criteria for other accounts managed by the Adviser, and there may be circumstances where the Fund is purchasing or selling the same or similar securities opposite other funds managed by the Adviser. The management of multiple accounts may also result in the Adviser devoting unequal time and attention to the management of each account. The Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees and to prioritize the liquidation of investments held by higher paying accounts over lower fee-paying portfolios. The investment management fees paid to the Adviser by the Fund and other accounts may differ thus creating the incentive for the Adviser to favor another account over the Fund in allocating investment opportunities that have limited supply or in the order in which it places orders to redeem identical investments. Certain affiliates of the Investment Managers may be shareholders of the Fund and/or clients in other funds managed by the Adviser, which could present a conflict of interest in the decision to purchase or redeem interests in certain Portfolio Funds.

●

Loss of Investment Risk

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. Past results are not necessarily indicative of the Fund’s future performance.

●

Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the Portfolio Funds in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Portfolio Funds. Limitations on the investment activities of the Fund and the Portfolio Funds may result in the inability of the Fund to pursue its investment objective and strategies.

●

Cybersecurity Risk

The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment, and can bear the financial risks of the investment, including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

●

Redemption Risk

The Fund may experience periods of redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline. Redemption risk is further heightened in situations where Portfolio Funds impose lock-up periods or periods during which the Fund may not redeem its investment or impose gates or limitations on the size of an investment withdrawal by the Fund during a specific period of time, which may limit the Fund’s ability to liquidate its assets in the Portfolio Funds expeditiously.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Fund

The Fund is a Delaware statutory trust and is governed by Delaware Statutory Trust Act, 12 Del. Code §§ 3801 et seq., as from time to time amended (the “Delaware Act”). The Certificate of Trust to establish the Fund under the Delaware Act was filed with the Secretary of State of the State of Delaware on June 24, 2015. On September 24, 2015, the Fund filed a Certificate of Amendment to Certificate of Trust to change its name from ABS Global Equity Long/Short Strategies RIC to ABS Long/Short Strategies Fund. The Delaware Act provides a statutory framework for the powers, duties, rights and obligations of the Board and the shareholders.

Shares of Beneficial Interest

The Declaration of Trust authorized the issuance of an unlimited number of shares of beneficial interest, par value $.001 per share. This Prospectus offers the Fund’s Founders’ Shares. Currently, the Fund offers Institutional Shares and A Shares pursuant to a separate prospectus. All distributions paid with respect to Founders' Shares will be made ratably among the shareholders according to the number of Founders’ Shares held of record.

Founders’ Shares, when issued, are fully paid and non-assessable, and do not have preemptive rights or rights to elect Trustees based on cumulative voting.

The Trustees have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of any class, to establish and designate and to change in any manner any initial or additional classes and to fix such preferences, voting powers, rights and privileges of class, to divide or combine any classes into a greater or lesser number, to classify or reclassify any issued Shares or any classes into one or more classes of Shares, and to take such other action with respect to the shares as the Trustees may deem desirable.

No shareholder may be called upon for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

Shareholder Voting

Shareholders have the power to vote only: (1) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (2) with respect to a services agreement to the extent required under the 1940 Act; (3) with respect to the termination of the Fund or a class thereof to the extent required by applicable law; and (4) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-Laws or any registration of the Fund as an investment company under the 1940 Act or as the Trustees may consider necessary from time to time.

On any matters submitted to a vote of the shareholders, all Shares of the Fund then entitled to vote are voted in aggregate, except: (1) when required by applicable law, Shares will be voted by class; and (2) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes will be entitled to vote thereon. A shareholder is entitled to one vote for each Share on any matter on which such shareholder is entitled to vote. A shareholder of a class is entitled to a proportionate fractional vote for each fractional Share of such class thereof on any matter on which such shareholder is entitled to vote.

Unless a larger percentage is required by law or the Trustees, one-third (1/3) of the Founders’ Shares entitled to vote in person or by proxy on a particular matter will be a quorum for the transaction of business at a shareholders’ meeting with respect to that matter. Generally, except when a larger vote is required by law, a majority of the Founders’ Shares voted in person or by proxy on a particular matter at a meeting at which a quorum is present will decide any questions with respect to that matter and a plurality will elect a Trustee.

Election and Removal of Trustees

The Declaration of Trust provides that the Board may designate the number of Trustees and that Board vacancies may be filled by the remaining Trustees unless otherwise required under the 1940 Act. A Trustee may be removed, with or without cause, at any time by written instrument, signed by a majority of the Trustees prior to such removal or at any meeting of the Fund’s shareholders by vote of the shareholders owning at least two-thirds (2/3) of the outstanding Founders’ Shares of the Fund.

Amendments to the Declaration of Trust and the By-Laws

Generally, the Trustees may, without shareholder vote, amend the Declaration of Trust. Shareholders however, have the right to vote on any amendment: (1) which would affect their right to vote granted in the Declaration of Trust (Section 6.1 of the Declaration of Trust); (2) to that section of the Declaration of Trust governing the initiation of amendments to the Declaration of Trust (Section 10.6 of the Declaration of Trust); (3) for which such vote is required by law; and (4) submitted to them by the Trustees.

Please refer to the Declaration of Trust and By-Laws for a more complete discussion of the provisions summarized above.

Security Title [Text Block]	Founders’ Shares
Security Voting Rights [Text Block]

Shareholder Voting

Shareholders have the power to vote only: (1) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (2) with respect to a services agreement to the extent required under the 1940 Act; (3) with respect to the termination of the Fund or a class thereof to the extent required by applicable law; and (4) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-Laws or any registration of the Fund as an investment company under the 1940 Act or as the Trustees may consider necessary from time to time.

On any matters submitted to a vote of the shareholders, all Shares of the Fund then entitled to vote are voted in aggregate, except: (1) when required by applicable law, Shares will be voted by class; and (2) when the matter involves any action that the Trustees have determined will affect only the interests of one or more classes, then only the shareholders of such class or classes will be entitled to vote thereon. A shareholder is entitled to one vote for each Share on any matter on which such shareholder is entitled to vote. A shareholder of a class is entitled to a proportionate fractional vote for each fractional Share of such class thereof on any matter on which such shareholder is entitled to vote.

Unless a larger percentage is required by law or the Trustees, one-third (1/3) of the Founders’ Shares entitled to vote in person or by proxy on a particular matter will be a quorum for the transaction of business at a shareholders’ meeting with respect to that matter. Generally, except when a larger vote is required by law, a majority of the Founders’ Shares voted in person or by proxy on a particular matter at a meeting at which a quorum is present will decide any questions with respect to that matter and a plurality will elect a Trustee.

Security Preemptive and Other Rights [Text Block]	Founders’ Shares, when issued, are fully paid and non-assessable, and do not have preemptive rights or rights to elect Trustees based on cumulative voting.
Outstanding Securities [Table Text Block]

Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Registrant for its Account	Amount Outstanding as of July 31, 2026
Founders’ Shares	Unlimited	N/A	2,502,406
Institutional Shares	Unlimited	N/A	None
A Shares	Unlimited	N/A	None

Outstanding Security, Title [Text Block]	Founders’ Shares
Outstanding Security, Not Held [Shares] | shares	2,502,406
Founders’ Shares [Member] | Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Market Risk

The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, tariffs, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. An example includes the pandemic risks related to the outbreak of COVID-19 and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks contributed to increased volatility, severe losses and liquidity constraints in many markets, and may continue to adversely affect the Fund’s investments and operations. Another example is the outbreak of hostilities between Russia and Ukraine. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood, and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration and future impact of the Russia-Ukraine conflict is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance. Tensions in the Middle East and the ongoing threat of an expansive war is yet another example.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic or armed hostilities could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

Founders’ Shares [Member] | Portfolio Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Portfolio Fund Risk

The Fund’s investment in the Portfolio Funds subjects shareholders to the following investment risks and may result in a decline in the value of the Portfolio Funds. The risks referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in the Portfolio Funds, to any of these risks.

Founders’ Shares [Member] | Borrowing Risk (For Non-Leverage Purposes) [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrowing Risk (For Non-Leverage Purposes). As a creditor, a third-party lender has a first priority claim on any cash and assets held by a Portfolio Fund. In the event that a credit facility utilized by a Portfolio Fund is terminated by the third-party lender, the Portfolio Fund may be required to liquidate investments and be forced to sell investments at unfavorable prices in order to repay outstanding borrowings. The rights of creditors to the assets of a debtor are senior to those of equity investors. Since the Fund is an equity investor in a Portfolio Fund, any Fund claims are inferior to those of debt holders, if any.

Founders’ Shares [Member] | Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Portfolio Fund may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by small capitalization companies whose stock prices may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio Fund is called for redemption, the Portfolio Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party, which may decrease the Portfolio Fund’s return.

Founders’ Shares [Member] | Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk. Instruments denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies. An increase in the value of the U.S. dollar compared to other currencies will reduce the effect of increases and magnify the effect of decreases in the value of foreign currencies and in the prices of instruments denominated in foreign currencies or that provide exposure to foreign currencies. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on non-U.S. dollar securities.

Founders’ Shares [Member] | Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Securities Risk. An investment in distressed securities is speculative because issuers of these securities may be in transition, out of favor, financially leveraged, troubled or potentially troubled and may be or have recently been involved in taking strategic actions, restructurings, bankruptcy reorganizations or liquidations. An issuer’s default in its payment obligations may also result in a decline in the value of the issuer’s securities.

Founders’ Shares [Member] | Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. In addition to the risks applicable to foreign investments, emerging markets are generally more volatile and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

Founders’ Shares [Member] | Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk. The value of Equity Securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The Equity Securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the Equity Securities of smaller companies at an acceptable price, especially during periods of market volatility.

Founders’ Shares [Member] | Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk. Changes in interest rates may reduce the value of Fixed Income Securities. The longer the duration of a Fixed Income Security, the more its value typically declines in response to increases in interest rates. The value of a Fixed Income Security may also decline if an issuer defaults or if its credit quality deteriorates. In addition, the value of a Fixed Income Security may also fluctuate as a result of the market’s perception of the creditworthiness of the issuer as well as the liquidity of the fixed income market.

High yield Fixed Income Securities or “junk bonds” are considered to be speculative by major credit rating agencies, have a much greater degree of default on payments of principal and/or interest and tend to be more volatile and less liquid than higher-rated securities with similar maturities.

As interest rates decline, issuers may pre-pay fixed rate securities forcing investors to replace those securities with lower interest rates, thus reducing performance.

Founders’ Shares [Member] | Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk. Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions. Foreign investments may also be subject to withholding or other taxes on dividends, interest, capital gains or other income. Foreign investments may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There may be less publicly available information about a foreign issuer than about a U.S. issuer, and accounting, auditing and financial reporting standards and requirements may not be comparable. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S. For example, some foreign exchanges, in contrast to domestic exchanges, are “principals’ markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a contract and not of an exchange or clearing corporation. In such a case, a Portfolio Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to such contracts.

Founders’ Shares [Member] | Forward Contract Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Contract Risk. The investment in forward contracts includes a number of risks including: (1) forward contract markets are generally not regulated; (2) there are generally no limitations on forward transactions although a Portfolio or its counterparties may limit the size and duration of positions for credit risk reasons; (3) participants in the forward markets are not required to make continuous markets for such contracts; and (4) forward contract markets are “principals’ markets” in which performance is the responsibility of the counterparty and not an exchange or clearing house. Consequently, a counterparty may refuse to perform on a forward contract. Forward contracts are also not guaranteed by an exchange or clearing house and therefore a non-settlement or default on a contract would deprive a Portfolio Fund of unrealized profits or force it to cover its commitment to purchase and resell, if any, at the current market price.

Founders’ Shares [Member] | Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures Risk. The price of an Index or currency futures contract can be highly volatile and is dictated by a variety of factors including the value of the Index or currency, the Settlement Price, the time remaining until the expiration date of the futures contract, the volatility of the Index or currency, and with respect to a currency, the volatility of the exchange rate between that currency and the U.S. dollar.

There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of Index or currency futures. If a Portfolio Fund invests in Index or currency futures at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the futures may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the Index or currency futures do not offset losses incurred by the Portfolio Fund on other portfolio investments.

Changes in the liquidity of futures (i.e. due to, among other things, price fluctuation or position limitations imposed by U.S. commodity exchanges) may result in significant, rapid and unpredictable changes in the value of the futures. It is also possible that the Commodity Futures Trading Commission may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. If Index futures cannot be closed out timely due to illiquid secondary markets, losses may result.

A small investment in a futures contract may have a large impact on the performance of a Portfolio Fund as a futures contract may result in losses in excess of amounts invested. The buyer of an Index or currency future will suffer losses, which are theoretically unlimited, as the value of the underlying Index or currency declines. The seller of an Index or currency future will suffer losses, which also are theoretically unlimited, as the value of the Index or currency increases. Because of low margin deposits normally required to participate in futures position, an extremely high level of leverage is typical. As a result, a relatively small price movement in an Index or currency futures contract may result in substantial losses to a Portfolio Fund. The market for Index futures may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of the Index futures.

Founders’ Shares [Member] | Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. It may not be possible for an Investment Manager to hedge against a change or event at a price sufficient to protect a Portfolio Fund’s assets from the decline in value of the portfolio positions anticipated as a result of such change. In addition, it may not be possible to hedge against certain changes or events at all. The success of hedging transactions is dependent on an Investment Manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by a Portfolio Fund. Unanticipated changes in the markets or events being hedged or the non-occurrence of events being hedged against may result in a poorer performance by the Portfolio Fund than in the absence of the implementation of a hedging strategy. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit Portfolio Fund losses.

Founders’ Shares [Member] | Initial Public Offerings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer. These factors may contribute to substantial price volatility for such investments. The limited number of securities available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant positions without an unfavorable effect on prevailing market prices. In addition, some companies participating in an initial public offering are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of achieving revenues or operating income.

Founders’ Shares [Member] | Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The use of leverage by a Portfolio Fund can substantially increase the adverse impact of the risks of investing in the Portfolio Fund and can result in substantial losses to the Portfolio Fund. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Portfolio Fund’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

In an unsettled credit environment, an Investment Manager may find it difficult or impossible to obtain leverage and a Portfolio Fund may not be able to successfully implement its long/short equity strategy without leverage. In addition, the termination of a loan or line of credit on short notice by the lender could result in premature liquidations of investment positions at prices below what the Investment Manager deems to be fair value for the positions.

Founders’ Shares [Member] | Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. A Portfolio Fund may invest a portion of the value of its total assets in restricted securities (e.g., securities that maybe sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities. When registration is required to sell a security, a Portfolio Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time such Portfolio Fund may be permitted to sell a security under an effective registration statement. If adverse market conditions developed during this period, such Portfolio Fund might obtain a less favorable price than the price that prevailed when such Portfolio Fund decided to sell.

Portfolio Funds may permit or require that redemptions of interests be made in-kind. Upon its withdrawal of all or a portion of its interest in Portfolio Funds, the Fund may receive securities that are illiquid or difficult to value.

Founders’ Shares [Member] | Long/Short Equity Techniques Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Long/Short Equity Techniques Risk. The success of a long/short equity strategy is contingent upon an Investment Manager’s ability to correctly identify investment opportunities with the highest probability of success (long positions) and/or those with the highest probability of failure (short positions). Substantial losses may be recognized as a result of the implementation of this strategy. Also, this strategy is subject to the investment risks associated with the Equity Securities utilized to implement the strategy.

Investment Managers may utilize the following Long/Short Equity Techniques the risks of which are summarized below. These risks are listed alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in the Portfolio Funds, to any of these risks.

Directional Trading Approach Risk. The success of the Directional Trading Approach is contingent upon an Investment Manager’s ability to predict the effect of economic and political changes on the valuation of Equity Securities and to successfully implement long or short equity positions in those securities based on such predictions. If the Investment Manager’s prediction regarding the effect of economic and political changes on Equity Securities is incorrect, a substantial loss may result.

Event Driven Approach Risk. The success of the Event Driven Approach is contingent upon an Investment Manager’s ability to timely identity potential corporate events and to successfully implement long and short equity positions based on the impact that such events will have on the underlying issuers. If a predicted corporate event does not occur or does not have the impact predicted, a substantial loss may occur.

Fundamental Long/Short Approach Risk. The success of the Fundamental Long/Short Approach is contingent upon an Investment Manager’s ability to correctly determine the valuation of an issuer’s Equity Securities and to successfully implement long or short equity positions in those securities based on perceived future price movements of such securities. If the Investment Manager’s perception of an equity’s valuation or its future price is incorrect, a substantial loss may result.

Relative Value Approach Risk. The success of the Relative Value Approach is contingent upon an Investment Manager’s ability to identify pricing discrepancies amongst Equity Securities or groups of Equity Securities and to successfully implement long and short equity positions based on such discrepancies. If perceived pricing discrepancies do not materialize or if the Investment Manager fails to correctly exploit the pricing discrepancies, a substantial loss may result.

It is expected that an Investment Manager may apply approaches similar to the Long/Short Equity Techniques to implement long/short positions in Fixed Income Securities. Those approaches will involve investment risks similar to those associated with the Long/Short Equity Techniques.

Founders’ Shares [Member] | Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risk. The price of an option on Equity Securities, Indices and currencies can be highly volatile and is dictated by a variety of factors including the value of the underlying assets, the Strike Price, the time remaining until the expiration date of the option and the volatility of the underlying assets. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of an option. If a Portfolio Fund invests in options at inopportune times or its Investment Manager misjudges market conditions, the Portfolio Fund’s investment in the options may lower the Portfolio Fund’s return and result in a loss to the Portfolio Fund. A Portfolio Fund could also experience losses if the options do not offset losses incurred by the Portfolio Fund.

A small investment in an option may have a large impact on the performance of a Portfolio Fund as an option may result in losses in excess of amounts invested. The buyer of call and put option risks losing the entire premium paid to purchase the options. The seller (writer) of a call option assumes the risk of a theoretical unlimited increase in the market value of the underlying assets above the Strike Price. The seller (writer) of a call option assumes the risk of a theoretical unlimited increase in the market value of the underlying asset above the Strike Price. The seller (writer) of a put option assumes the risk of a theoretical unlimited decline in the market value of the underlying asset below the Strike Price.

The market for options may be, or may suddenly become, illiquid and may result in significant, rapid and unpredictable changes in the value of options. If options cannot be closed out timely due to illiquid secondary markets, losses may result.

Founders’ Shares [Member] | Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Selling Risk. The sale of a borrowed security, if uncovered, may result in a loss if the price of the borrowed security increases after the sale. Purchasing securities to close out the short position can itself cause their market price to rise further, increasing losses. Furthermore, a short seller may be prematurely forced to close out a short position if a counterparty demands the return of borrowed securities. Losses on short sales are theoretically unlimited.

Founders’ Shares [Member] | Swap Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swap Agreements Risk. The price of a total return swap on an Equity Security or basket of Equity Securities can be highly volatile and is dictated by a variety of factors including the value of Equity Securities, the expected total return to be paid to the Receivor, fluctuations in interest rates, the volatility of the Equity Securities, and the creditworthiness of the participants. There is no guarantee that an Investment Manager will be able to accurately forecast the effect of these factors on the price of such swaps

Each Participant’s investment in the swap is subject to the Equity Risk associated with a direct investment in the Equity Securities. Since the Receivor is obligated to pay the Payor an amount equal to the decline in the value of the Equity Securities during the agreement’s term, the Receivor assumes the risk of a theoretical unlimited decrease in the market value of the securities. Similarly, since the Payor is obligated to pay the Receivor an amount based on the increase in the value of the Equity Securities during the agreement’s term, the Payor assumes the risk of a theoretical unlimited increase in the market value of the securities.

Participation in a swap agreement also involves counterparty risk and payments owed to a Portfolio Fund may be delayed or not made consistent with the terms of the swap agreement due to financial issues experienced by a counterparty. If a counterparty to a swap agreement defaults, a Portfolio Fund’s only recourse is to pursue contractual remedies against the counterparty which may be unsuccessful.

If the Receivor is paying a floating rate, the Receivor’s payment will increase as interest rates increase and the amount due to the Payor will decrease as interest rates decrease.

Founders’ Shares [Member] | Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Turnover Risk. The turnover rate within a Portfolio Fund may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Portfolio Funds.

Founders’ Shares [Member] | Fund of Funds Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Fund of Funds Structure Risk

Generally, the Portfolio Funds are not registered as investment companies under the 1940 Act. Accordingly, the Fund, as an investor in these Portfolio Funds, will not have the benefit of protections afforded by the 1940 Act to investors in registered investment companies. The following additional risks are relevant to the Fund’s implementation of the fund of funds structure. These additional risks are listed alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure to any of these risks.

Founders’ Shares [Member] | Control Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Control Risk. The Adviser will not have control of, or have the ability to exercise influence over, the trading policies or strategies of a Portfolio Fund. A Portfolio Fund may fail to pursue its investment objective and strategies and the Portfolio Fund’s strategies may change and it may not use the same trading method in the future that was used to compile performance histories. Investment decisions of the Portfolio Funds are also made independently of each other so that, at any particular time, one Portfolio Fund may be purchasing shares of an issuer whose shares are being sold at the same time by another Portfolio Fund. Transactions of this sort could result in the Fund directly or indirectly incurring certain transaction costs without accomplishing any net investment result.

Founders’ Shares [Member] | Custody Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Custody Risk. A Portfolio Fund may not, or may not be required to, custody assets consistent with the requirements of the 1940 Act. Such assets are more likely to be at risk to fraud and loss of assets due to the bankruptcy of financial institutions utilized to hold Portfolio Fund assets.

Founders’ Shares [Member] | Expense Layering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Expense Layering Risk. In addition to its own expenses, the Fund also bears its allocable share of the costs and expenses of each Portfolio Fund, including its allocable share of the management and incentive compensation paid to an Investment Manager. As a result, the Fund’s investments in the Portfolio Funds may result in the Fund paying higher expenses than other funds with similar investment objectives and strategies or if it invested directly in the securities held by the Portfolio Funds.

Also, each Investment Manager generally is entitled to receive a management fee of between 0.25% and 1.50% and a performance-based allocation, expected to range up to 25% of a Portfolio Fund’s net profits. Each Investment Manager may receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Consequently, the Fund may bear its allocable share of substantial incentive compensation paid to certain Investment Managers even during a period when the Fund, overall, is incurring significant losses. In addition, the performance-based allocation that will be received by an Investment Manager may create an incentive for that manager to pursue more risky and speculative strategies than would be the case in the absence of such allocation.

Founders’ Shares [Member] | Foreign Organization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Organization Risk. The Fund may invest in Portfolio Funds organized outside of the U.S. and these Portfolio Funds may operate under regulatory infrastructures that are less stringent than those governing domestic Portfolio Funds. Further, it may be more difficult or impossible to effect service of process on the Portfolio Funds, enforce judgments against the Portfolio Funds obtained in U.S. courts and based on U.S. securities laws, bring an original action in foreign court to enforce liabilities of the Portfolio Funds based on U.S. securities laws, and to bring claims on behalf of shareholders of the Portfolio Funds.

Founders’ Shares [Member] | Implementation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Implementation Risk. The performance of the Fund depends on the success of the Adviser in selecting Portfolio Funds for investment and the allocation and reallocation of assets among those Portfolio Funds. The performance of the Fund also depends upon the success of the Investment Managers in implementing the long/short equity strategies of the Portfolio Funds.

Founders’ Shares [Member] | Limited Voting Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Voting Rights Risk. If the Fund purchases non-voting securities of a Portfolio Fund or waives its right to vote its securities, it will not be able to vote on matters that require investor approval including matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Founders’ Shares [Member] | Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund’s interests in Portfolio Funds are illiquid and subject to substantial restrictions on transferability. The Fund may not be able to acquire initial interests (or additional interests) in a Portfolio Fund or withdraw all or a portion of its investment from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that fund’s governing documents (or in such negotiated “side letter” or similar arrangement as the Adviser may be able to negotiate on behalf of the Fund). Certain Portfolio Funds may: (1) impose lock-up periods or periods during which an investor may not redeem its investment; (2) impose gates or limitations on the size of an investment withdrawal by an individual investor or by investors, collectively during a specific period; and/or (3) assess fees on investment withdrawals. With respect to purchases, the Fund may have to invest some of its assets temporarily in money market securities until it is possible to acquire initial or additional interests in a Portfolio Fund.

Founders’ Shares [Member] | Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Adviser’s judgment about the attractiveness, value and potential appreciation of securities in which the Fund invests may prove to be incorrect and may not produce the desired results. The Adviser’s investment strategy is subject to risk because Portfolio Funds may have lower and/or more volatile returns than other types of investments. The Adviser’s allocation of assets between Portfolio Funds may not produce the desired returns.

Founders’ Shares [Member] | Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk. Certain Portfolio Funds may only employ the services of a limited number of principals and the departure of any one of these principals may adversely affect the success of the funds’ investment strategies. Certain Portfolio Funds are associated with start-up operational risks such as limited operating histories, management with limited business management experience and insufficient resources to implement best practices with respect to the firm’s infrastructure, operational processes or risk management tools.

Founders’ Shares [Member] | Transparency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Transparency Risk. Portfolio Funds typically provide limited portfolio information. A Portfolio Fund’s investment strategies may evolve over time in response to fluctuating market conditions without notice to investors. While the Adviser in many cases seeks to negotiate arrangements that provide for regular reporting of performance and portfolio data by the Portfolio Funds, at times the only means of obtaining independent verification of performance data will be reviewing the Portfolio Funds’ annual audited financial statements. Absent such negotiated arrangements (or as may otherwise be provided in the Portfolio Funds’ governing documents), Portfolio Funds are not contractually or otherwise obligated to inform their investors, including the Fund, of details surrounding their investment strategies. This may result in a Portfolio Fund using investment strategies that are not fully disclosed to the Adviser, which may involve risks under some market conditions that are not anticipated by the Adviser. For example, if two or more Portfolio Funds were to invest significantly in the same company or industry, the Fund’s investments could be “concentrated” in the same company or industry without the Adviser having the opportunity to assess the risks of such concentration. Absent the availability of strategy and investment details, the Fund may not be in a position to timely liquidate interests in a Portfolio Fund as changes to the Portfolio Fund’s strategies and investments change over time.

Founders’ Shares [Member] | Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. Ordinarily, the Adviser will fair value the Fund’s investment in a Portfolio Fund as of each month-end using the value reported for that date provided by the Portfolio Fund in accordance with procedures established by the Board. Because the valuations of the Portfolio Funds are unaudited (except for those provided for the Portfolio Fund’s fiscal year end), the Adviser will not generally be able to independently confirm the accuracy of the valuations provided by the Portfolio Funds. An Investment Manager may face a conflict of interest with respect to these reported valuations as they will affect the Investment Manager’s compensation. Revisions to the gain and loss calculations of each Portfolio Fund therefore will be an ongoing process, and no net capital appreciation or depreciation figure can be considered final as to a Portfolio Fund until its annual audit is completed.

Founders’ Shares [Member] | Withdrawal Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Withdrawal Risk. Under extraordinary circumstances, following a withdrawal from a Portfolio Fund, the Fund may be required to return all or a portion of the withdrawal proceeds it received from the Portfolio Fund to such Portfolio Fund if and to the extent required by applicable law or the Portfolio Fund's organizational or offering documents. For instance, if the Portfolio Fund later determines that its NAV was previously misstated and the Fund received withdrawal proceeds in excess of the amount it was entitled to, then, the Fund may be required to return the applicable portion of the withdrawal proceeds to the extent required by applicable law or the Portfolio Fund’s organizational or offering documents. Other circumstances, such as indemnification obligations, could also require the Fund to return the proceeds to a Portfolio Fund.

Founders’ Shares [Member] | Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers. Several Portfolio Funds may also take substantial positions in the same security or groups of securities at the same time. This overlap in investments may subject the Fund to additional market risk and potentially greater market losses.

Founders’ Shares [Member] | Liquidity Risk One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase Founders’ Shares. Repurchases are made at such time, in such amounts, and on such terms as may be determined by the Board, in its sole discretion. Even if the Fund makes a repurchase offer, there is no guarantee that shareholders will be able to redeem all of the Founders’ Shares they desire to sell. Generally, the maximum number of Founders’ Shares that will be repurchased by the Fund during any repurchase offer is not expected to have a value that exceeds 25% of the Founders’ Shares’ aggregate NAV as of the repurchase date. Also, if a repurchase offer is oversubscribed, the Fund will only be obligated to repurchase a pro rata portion of the Founders’ Shares tendered by each shareholder. In order to fund a repurchase offer, the Fund may have to liquidate investments earlier than the Adviser desires and may result in liquidation costs (e.g. redemption fees imposed by Portfolio Funds) and/or losses on investments to the Fund.

Founders’ Shares are subject to substantial restrictions on transferability and may not be sold, assigned, transferred, conveyed or disposed without the consent of the Board. Shareholders should not expect the Board to grant consents to transfer requests.

There is currently no market for the Founders’ Shares and it is not contemplated that one will develop. Because a shareholder may be unable to sell its Founders’ Shares, the shareholder will be unable to reduce its exposure to the Fund on any market downturn. Also, Founders’ Shares may not be readily acceptable as collateral for a loan.

Founders’ Shares [Member] | Conflict of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Conflict of Interest Risk

The investment activities of the Adviser and its affiliates for their own accounts and other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. The investment strategy and criteria for the Fund may differ from the investment strategy and criteria for other accounts managed by the Adviser, and there may be circumstances where the Fund is purchasing or selling the same or similar securities opposite other funds managed by the Adviser. The management of multiple accounts may also result in the Adviser devoting unequal time and attention to the management of each account. The Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees and to prioritize the liquidation of investments held by higher paying accounts over lower fee-paying portfolios. The investment management fees paid to the Adviser by the Fund and other accounts may differ thus creating the incentive for the Adviser to favor another account over the Fund in allocating investment opportunities that have limited supply or in the order in which it places orders to redeem identical investments. Certain affiliates of the Investment Managers may be shareholders of the Fund and/or clients in other funds managed by the Adviser, which could present a conflict of interest in the decision to purchase or redeem interests in certain Portfolio Funds.

Founders’ Shares [Member] | Loss of Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Loss of Investment Risk

An investment in the Fund is subject to loss, including the possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time. Past results are not necessarily indicative of the Fund’s future performance.

Founders’ Shares [Member] | Legal and Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the Portfolio Funds in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Portfolio Funds. Limitations on the investment activities of the Fund and the Portfolio Funds may result in the inability of the Fund to pursue its investment objective and strategies.

Founders’ Shares [Member] | Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Cybersecurity Risk

The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment, and can bear the financial risks of the investment, including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

Founders’ Shares [Member] | Redemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Redemption Risk

The Fund may experience periods of redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline. Redemption risk is further heightened in situations where Portfolio Funds impose lock-up periods or periods during which the Fund may not redeem its investment or impose gates or limitations on the size of an investment withdrawal by the Fund during a specific period of time, which may limit the Fund’s ability to liquidate its assets in the Portfolio Funds expeditiously.

Institutional Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[4]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.25%	[5]
Acquired Fund Fees and Expenses [Percent]	5.88%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.28%	[7]
Total Annual Expenses [Percent]	7.41%	[8]
Waivers and Reimbursements of Fees [Percent]	(0.12%)	[8]
Net Expense over Assets [Percent]	7.29%	[8]
Expense Example, Year 01	$ 76
Expense Example, Years 1 to 3	213
Expense Example, Years 1 to 5	348
Expense Example, Years 1 to 10	$ 657
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Institutional Shares
Security Preemptive and Other Rights [Text Block]	Institutional Shares and A Shares are, when issued, be fully paid and non-assessable, and do not have preemptive rights or rights to elect Trustees based on cumulative voting.
Outstanding Security, Title [Text Block]	Institutional Shares
Outstanding Security, Not Held [Shares] | shares	0
A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.00%	[4]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	1.00%	[5]
Acquired Fund Fees and Expenses [Percent]	5.88%	[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.28%	[7]
Total Annual Expenses [Percent]	8.16%	[8]
Waivers and Reimbursements of Fees [Percent]	(0.12%)	[8]
Net Expense over Assets [Percent]	8.04%	[8]
Expense Example, Year 01	$ 125
Expense Example, Years 1 to 3	271
Expense Example, Years 1 to 5	407
Expense Example, Years 1 to 10	$ 713
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	A Shares
Security Preemptive and Other Rights [Text Block]	Institutional Shares and A Shares are, when issued, be fully paid and non-assessable, and do not have preemptive rights or rights to elect Trustees based on cumulative voting.
Outstanding Security, Title [Text Block]	A Shares
Outstanding Security, Not Held [Shares] | shares	0

[1]	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Fees and expenses of Portfolio Funds are based on the Portfolio Funds’ historic fees and expenses. Generally, fees payable to an Investment Manager are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Portfolio Fund’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Portfolio Funds held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
[2]	“Other Expenses” do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”). For more information about the Limitation Agreement, please see Footnote 3 below.
[3]	Under the Limitation Agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% (after fee waivers and/or expense reimbursements), excluding the following: taxes: interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Limitation Agreement provides for the Adviser’s recoupment of expenses reimbursed, including the Fund’s organizational and offering costs, and/or fees reduced for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The Limitation Agreement will continue until August 31, 2027 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the Limitation Agreement prior to August 31, 2027. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination; provided that no reimbursement of expenses will occur more than three (3) years following the date such reimbursement or reduction was made.
[4]	The Fund has engaged the Distributor to assist it in selling Shares in the Fund. The Distributor may enter into agreements with one or more Selling Agents. Selling Agents typically receive the sales load with respect to the Shares purchased by their Shareholders. The Distributor does not receive any portion of the sales load. Investments in A Shares are sold subject to a maximum sales load of up to 5.00%. The Selling Agents may, in their sole discretion, reduce or waive the sales load. Shareholders should direct any questions regarding sales loads to the relevant Selling Agent. The Adviser may pay a fee out of its own resources to Selling Agents. Selling Agents also may charge an investor a fee for their services in conjunction with an investment in the Fund and/or maintenance of investor accounts. Such a fee will be in addition to any fees charged or paid by the Fund and is not the Fund expense, and thus not reflected above. Shareholders should direct any questions regarding any such fees to the relevant Selling Agent. No sales load will be charged on purchases of Institutional Shares.
[5]	In consideration for distribution and personal services provided to Shareholders, the Fund pays to the Distributor or a designee a monthly fee based on the month-end net assets of the Fund over the course of the applicable quarter in the amount of 1.00% (on an annualized basis) of the month-end net assets of A Shares and 0.25% (on an annualized basis) of the month-end net assets of Institutional Shares, payable monthly in arrears. The Adviser may pay from its own resources compensation to the Selling Agents or RIAs in connection with sale of Shares or servicing of investors. These arrangements may result in receipt by the Selling Agents and their personnel (who themselves may receive all or a substantial part of the relevant payments) of compensation in excess of that which otherwise would have been paid in connection with their sale of shares of a different investment fund. A prospective investor with questions regarding these arrangements may obtain additional detail by contacting the Selling Agent directly. Prospective investors also should be aware that these payments could create incentives on the part of a Selling Agent to view the Fund more favorably relative to investment funds not making payments of this nature or making smaller such payments.
[6]	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. Fees and expenses of Portfolio Funds are based on the Portfolio Funds’ historic fees and expenses. Generally, fees payable to an Investment Manager are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Portfolio Fund’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Portfolio Funds held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
[7]	“Other Expenses” are estimated based on the estimated expenses for the current fiscal year. “Other Expenses” do not include any fees or expenses charged by a Portfolio Fund (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”). For more information about the Limitation Agreement, please see Footnote 5 below.
[8]	Under the Limitation Agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to Institutional Shares and A Shares to 1.35% and 2.10%), excluding the following: taxes: interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The Limitation Agreement provides for the Adviser’s recoupment of expenses reimbursed, including the Fund’s organizational and offering costs, and/or fees reduced for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for Institutional Shares or A Shares, as applicable in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The Limitation Agreement will continue until August 31, 2027 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the Limitation Agreement prior to August 31, 2027. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination; provided that no reimbursement of expenses will occur more than three (3) years following the date such reimbursement or reduction was made.